As filed with the Securities and Exchange Commission on June 4, 2015

Investment Company Act File Number 811-8312

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Daily Income Fund

(Exact name of registrant as specified in charter)

1411 Broadway

New York, NY 10018

(Address of principal executive offices) (Zip code)

Christine Manna

c/o Reich & Tang Asset Management, LLC

1411 Broadway

New York, New York 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-830-5200

Date of fiscal year end: March 31

Date of reporting period: March 31, 2015

Item 1:	Report to Stockholders

Daily Income Fund

The Notice of the Reich & Tang Privacy Policy is included with this Shareholder Report but is not part of the Shareholder Report.

1411 BROADWAY, 28TH FLOOR NEW YORK, NY 10018 (212) 830-5200	ANNUAL REPORT MARCH 31, 2015

Daily Income Fund

Daily Income Fund

Shareholder Letter

Dear Shareholder:

Normally I use this forum to discuss the Reich & Tang funds, how they fared through predictably unpredictable global events, and ultimately how we positioned them to stay ahead of the markets and deliver shareholder value as we have done for more than forty years. I will deviate from that format this time around and address what many of you already know.

Reich & Tang announced on March 12, 2015, that it has made the strategic decision to liquidate its money market mutual funds and focus on growing its leading FDIC insured sweep programs offered through banks, brokerages, trusts, and public investment entities. Given the ongoing regulatory changes that are being added to the already challenging landscape for money funds, the ability for mid-tier money fund sponsor firms to thrive has become significantly diminished. It has been our promise and responsibility to always put our shareholders’ interests first, and the decision to liquidate and develop a clear transition plan ensures that we live up to that promise. On April 17, 2015, Reich & Tang entered into a transition agreement with Federated Investors, Inc., one of the nation’s largest investment managers, to establish a framework to accomplish this goal, which provides us with the peace of mind that our shareholders will have the option to move forward with a premier money market fund provider. We expect the liquidation and transition to take place through July 2015.

I understand you may have questions throughout the transition period. Please contact your financial representative or let us know how we can help you.

Although I deviated from the traditional format of this letter to shareholders, I will keep true to the most important aspect of it, which is giving my sincere thanks to a loyal shareholder base. The trust you have placed in us over the years is immensely appreciated. As we continue growing our business through our FDIC insured programs, it is my sincere hope that we may once again service your cash management needs in the future.

Sincerely,

Michael P. Lydon

President

Expense Chart For The Six Months Ended March 31, 2015 (Unaudited)

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2014 through March 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DAILY INCOME FUND MONEY MARKET PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	$1.01	0.20%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	$1.01	0.20%

Investor Class Shares (“Investor Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	$1.01	0.20%

Investor Service Class Shares (“Investor Service Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	$1.01	0.20%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	$1.01	0.20%

Advantage Primary Liquidity Fund (“Advantage Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.95	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.98	$0.96	0.19%

money market Xpress Fund (“Xpress Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	$1.01	0.20%

Expense Chart For The Six Months Ended March 31, 2015 (Unaudited) (Continued)

DAILY INCOME FUND MONEY MARKET PORTFOLIO (CONTINUED)

Fiduciary Class Shares (“Fiduciary Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	$1.01	0.20%

Investor Select Class Shares (“Investor Select Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	$1.01	0.20%

DAILY INCOME FUND U.S. TREASURY PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.20	0.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.73	$0.20	0.04%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.20	0.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.73	$0.20	0.04%

Investor Class Shares (“Investor Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.20	0.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.73	$0.20	0.04%

Investor Service Class Shares (“Investor Service Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.20	0.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.73	$0.20	0.04%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.20	0.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.73	$0.20	0.04%

Fiduciary Class Shares (“Fiduciary Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.20	0.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.73	$0.20	0.04%

Investor Select Class Shares (“Investor Select Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.20	0.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.73	$0.20	0.04%

DAILY INCOME FUND U.S. GOVERNMENT PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.58	$0.35	0.07%

Expense Chart For The Six Months Ended March 31, 2015 (Unaudited) (Continued)

DAILY INCOME FUND U.S. GOVERNMENT PORTFOLIO (CONTINUED)

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.58	$0.35	0.07%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.58	$0.35	0.07%

Advantage Government Liquidity Fund (“Advantage Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.58	$0.35	0.07%

Fiduciary Class Shares (“Fiduciary Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.58	$0.35	0.07%

Investor Select Class Shares (“Investor Select Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.58	$0.35	0.07%

DAILY INCOME FUND MUNICIPAL PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.68	$0.25	0.05%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.53	$0.40	0.08%

Investor Service Class Shares (“Investor Service Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.58	$0.35	0.07%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.58	$0.35	0.07%

Advantage Municipal Liquidity Fund (“Advantage Shares”)	Beginning Account Value 10/01/2014	Ending Account Value 3/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.58	$0.35	0.07%

*	Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period. Expenses are based on the most recent fiscal half year; therefore, the expense ratio stated above my differ from the expense ratio stated in the financial highlights, which is based on one-year data. The Class’ total return would have been lower had certain expenses not been waived during the period.

Daily Income Fund Money Market Portfolio

Schedule of Investments March 31, 2015

Face Amount	Security Description	Value (Note 1)
ASSET BACKED COMMERCIAL PAPER (20.68%) (1)

$25,000,000	Anglesea Funding LLC, 0.30%, 07/24/15 (3)	$25,000,000

105,000,000	Anglesea Funding LLC, 0.31%, 10/16/15 (4)	105,000,000

175,000,000	Chesham Finance LLC, 0.30%, 06/11/15 (3)	175,000,000

175,000,000	Ebury Finance LLC, 0.29%, 07/01/15 (3)	175,000,000

175,000,000	Halkin Finance LLC, 0.29%, 08/07/15 (3)	175,000,000

655,000,000	Total Asset Backed Commercial Paper	655,000,000

FLOATING RATE SECURITIES (12.75%)

$194,000,000	China Construction Bank Corp., 0.43%, 07/20/15 (5)	$194,000,000

125,000,000	Dexia Credit Local, 0.31%, 07/01/15 (6) Guaranteed by Belgium, France & Luxembourg	125,000,000

85,000,000	JP Morgan Chase Bank, N.A., 0.42%, 04/06/16 (7)	85,000,000

404,000,000	Total Floating Rate Securities	404,000,000

TIME DEPOSIT (26.23%)

$160,000,000	Abbey National Treasury Services PLC, 0.03%, 04/01/15	$160,000,000

105,000,000	BNP Paribas S.A., 0.03%, 04/01/15	105,000,000

160,000,000	Canadian Imperial Bank of Commerce, 0.02%, 04/01/15	160,000,000

1,000,000	Credit Agricole S.A., 0.04%, 04/01/15	1,000,000

160,000,000	National Bank of Kuwait S.A.K, 0.05%, 04/01/15	160,000,000

100,000,000	Royal Bank of Canada, 0.03%, 04/01/15	100,000,000

145,000,000	Skandinaviska Enskilda Banken AB, 0.03%, 04/01/15	145,000,000

831,000,000	Total Time Deposit	831,000,000

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (35.67%)

$150,000,000	Federal Agricultural Mortgage Corporation, 0.08%, 06/03/15	$149,980,313

Face Amount	Security Description	Value (Note 1)
U.S. GOVERNMENT AGENCY DISCOUNT NOTES (CONTINUED)

$25,000,000	Federal Farm Credit Banks Funding Corporation, 0.01%, 04/01/15	$25,000,000

100,000,000	Federal Home Loan Bank, 0.05%, 04/01/15	100,000,000

51,020,000	Federal Home Loan Bank, 0.02%, 04/08/15	51,019,802

200,000,000	Federal Home Loan Bank, 0.06%, 05/13/15	199,986,000

13,100,000	Federal Home Loan Bank, 0.07%, 05/22/15	13,098,701

23,182,000	Federal Home Loan Bank, 0.07%, 06/03/15	23,179,160

33,600,000	Federal Home Loan Bank, 0.08%, 06/05/15	33,595,147

200,000,000	Federal Home Loan Bank, 0.08%, 06/09/15	199,969,333

50,000,000	Federal Home Loan Bank, 0.08%, 06/11/15	49,992,604

165,000,000	Federal Home Loan Mortgage Corporation, 0.04%, 05/07/15	164,993,400

30,000,000	Federal Home Loan Mortgage Corporation, 0.07%, 06/05/15	29,996,208

89,091,000	Federal Home Loan Mortgage Corporation, 0.07%, 06/12/15	89,078,527

1,129,993,000	Total U.S. Government Agency Discount Notes	1,129,889,195

VARIABLE RATE DEMAND INSTRUMENTS (0.01%) (2)

$100,000	Jets Stadium Development LLC Project Revenue Bond – Series 2007A-4, 0.11%, 04/01/47 LOC Sumitomo Mitsui Banking Corp.	$100,000

100,000	Montgomery County, PA MHRB (Brookside Manor Apartments) – Series 2001A, 0.18%, 08/15/31 Collateralized by Federal National Mortgage Association	100,000

200,000	Total Variable Rate Demand Instruments	200,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio

Schedule of Investments March 31, 2015 (Continued)

Face Amount	Security Description	Value (Note 1)
YANKEE CERTIFICATES OF DEPOSIT (3.16%)

$100,000,000	Banco Del Estado De Chile, 0.22%, 04/15/15	$100,000,000

100,000,000	Total Yankee Certificates of Deposit	100,000,000

	Total Investments (98.50%) (cost $3,120,089,195†)	3,120,089,195
	Cash and other assets, net of liabilities (1.50%)	47,367,795

	Net Assets (100.00%)	$3,167,456,990

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation or depreciation.

FOOTNOTES

(1)	Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $655,000,000, which represented 20.68% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(2)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(3)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.12%, 35 day Put.

(4)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.13%, 35 day Put.

(5)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.25%, 30 day Put.

(6)	The Interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.05%.

(7)	The Interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.16%.

KEY

LOC	= Letter of Credit
MHRB	= Multi-Family Housing Revenue Bond

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$1,301,219,802	41.71%
31 through 60 Days	1,033,078,101	33.11
61 through 90 Days	575,791,292	18.45
91 through 120 Days	125,000,000	4.01
121 through 180 Days	-0-	-0-
181 through 397 Days	85,000,000	2.72
Total	$3,120,089,195	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U. S. Treasury Portfolio

Schedule of Investments March 31, 2015

Face Amount	Security Description	Value (Note 1)
REPURCHASE AGREEMENTS (16.25%)

$200,000,000	Bank of America, N.A., 0.10%, dated 03/31/15, due 04/01/15 repurchase proceeds at maturity $200,000,556, (Collateralized by GNMA, 4.500%, due 04/20/41 to 05/20/41, value $204,000,000)	$200,000,000

125,000,000	Credit Agricole CIB, 0.10%, dated 03/31/15, due 04/01/15, repurchase proceeds at maturity $125,000,347, (Collateralized by U.S. Treasury Note, 0.125% to 1.375%, due 07/13/18 to 07/15/22, value $127,500,063)	125,000,000

68,000,000	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.09%, dated 03/31/15, due 04/01/15, repurchase proceeds at maturity $68,000,170 (Collateralized by U.S. Treasury Note, 0.000%, due 11/15/34, value $57,263,718, U.S. Treasury Bond, 2.125%, due 02/15/40, value $12,096,307)	68,000,000

393,000,000	Total Repurchase Agreements	393,000,000

U.S. GOVERNMENT OBLIGATIONS (83.73%)

$100,000,000	U.S. Treasury Bill, 0.03%, 04/02/15	$99,999,917

200,000,000	U.S. Treasury Bill, 0.04%, 04/09/15	199,998,111

Face Amount	Security Description	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS (CONTINUED)

$150,000,000	U.S. Treasury Bill, 0.04%, 04/16/15	$149,998,125

150,000,000	U.S. Treasury Bill, 0.03%, 04/16/15	149,998,125

100,000,000	U.S. Treasury Bill, 0.02%, 04/23/15	99,998,778

100,000,000	U.S. Treasury Bill, 0.02%, 04/30/15	99,998,792

100,000,000	U.S. Treasury Bill, 0.02%, 05/07/15	99,998,000

100,000,000	U.S. Treasury Bill, 0.02%, 05/14/15	99,998,208

150,000,000	U.S. Treasury Bill, 0.01%, 05/14/15	149,998,209

100,000,000	U.S. Treasury Bill, 0.02%, 05/28/15	99,996,833

250,000,000	U.S. Treasury Bill, 0.04%, 06/11/15	249,986,441

275,000,000	U.S. Treasury Bill, 0.01%, 06/11/15	274,994,576

250,000,000	U.S. Treasury Bill, 0.02%, 06/11/15	249,986,441

2,025,000,000	Total U.S. Government Obligations	2,024,950,556

	Total Investments (99.98%) (cost $2,417,950,556†)	2,417,950,556
	Cash and Other Assets, Net of Liabilities (0.02%)	517,114

	Net Assets (100.00%)	$2,418,467,670

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation or depreciation.

The accompanying notes are an integral part of these financial statements.

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$1,192,991,847	49.34%
31 through 60 Days	449,991,251	18.61
61 through 90 Days	774,967,458	32.05
91 through 120 Days	-0-	-0-
121 through 180 Days	-0-	-0-
181 through 397 Days	-0-	-0-
Total	$2,417,950,556	100.00%

Daily Income Fund U.S. Government Portfolio

Schedule of Investments March 31, 2015

Face Amount	Security Description	Value (Note 1)

FLOATING RATE SECURITIES (1) (7.00%)

$6,000,000	Overseas Private Investment Corporation, 0.11%, 06/15/17 Guaranteed by U.S. Government	$6,000,000

10,000,000	Overseas Private Investment Corporation, 0.11%, 06/15/17 Guaranteed by U.S. Government	10,000,000

20,520,000	Overseas Private Investment Corporation, 0.11%, 12/15/19 Guaranteed by U.S. Government	20,520,000

20,000,000	Overseas Private Investment Corporation, 0.11%, 09/15/20 Guaranteed by U.S. Government	20,000,000

6,756,759	Overseas Private Investment Corporation, 0.11%, 01/15/21 Guaranteed by U.S. Government	6,756,758

5,000,000	Overseas Private Investment Corporation, 0.11%, 06/15/34 Guaranteed by U.S. Government	5,000,000

68,276,759	Total Floating Rate Securities	68,276,758

REPURCHASE AGREEMENTS (10.26%)

$75,000,000	Bank of America, N.A., 0.10%, dated 03/31/15, due 04/01/15, repurchase proceeds at maturity $75,000,208 (Collateralized by GNMA, 4.500%, due 04/20/41, value $76,500,000)	$75,000,000

25,000,000	Credit Agricole Corporate & Investment Bank, 0.11%, dated 03/31/15, due 04/01/15, repurchase proceeds at maturity $25,000,076 (Collateralized by USTR, 2.375%, due 05/31/18, value $25,500,067)	25,000,000

100,000,000	Total Repurchase Agreements	100,000,000

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (86.95%)

$25,000,000	Federal Agricultural Mortgage Corporation, 0.08%, 04/10/15	$24,999,500

25,000,000	Federal Agricultural Mortgage Corporation, 0.09%, 05/01/15	24,998,125

27,000,000	Federal Agricultural Mortgage Corporation, 0.08%, 05/22/15	26,997,132

25,000,000	Federal Agricultural Mortgage Corporation, 0.08%, 06/12/15	24,996,250

Face Amount	Security Description	Value (Note 1)

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (CONTINUED)

$50,000,000	Federal Agricultural Mortgage Corporation, 0.11%, 07/10/15	$49,984,722

17,600,000	Federal Home Loan Bank, 0.10%, 04/15/15	17,599,316

69,502,000	Federal Home Loan Bank, 0.06%, 05/01/15	69,496,525

17,760,000	Federal Home Loan Bank, 0.13%, 05/08/15	17,757,627

85,000,000	Federal Home Loan Bank, 0.06%, 05/13/15	84,994,050

50,000,000	Federal Home Loan Bank, 0.07%, 06/03/15	49,993,875

12,544,000	Federal Home Loan Bank, 0.08%, 06/05/15	12,542,301

50,000,000	Federal Home Loan Bank, 0.07%, 06/09/15	49,993,292

8,400,000	Federal Home Loan Bank, 0.16%, 07/09/15	8,396,419

35,000,000	Federal Home Loan Mortgage Corporation, 0.10%, 04/16/15	34,998,614

25,000,000	Federal Home Loan Mortgage Corporation, 0.06%, 06/05/15	24,997,292

25,000,000	Federal National Mortgage Association, 0.11%, 06/02/15	24,995,479

200,000,000	Federal National Mortgage Association, 0.08%, 06/08/15	199,969,778

100,000,000	Federal National Mortgage Association, 0.09%, 07/02/15	99,977,000

847,806,000	Total U.S. Government Agency Discount Notes	847,687,297

VARIABLE RATE DEMAND INSTRUMENTS (2) (8.42%)

$2,100,000	California Statewide Communities Development Authority Multifamily Housing RB (Valley Palms Apartments Project) 2002 Series C-T, 0.10%, 05/15/35 Guaranteed by Federal National Mortgage Association	$2,100,000

3,800,000	City of Milpitas (The Crossing at Montague Apartments) Multifamily Housing RB 2000 Series A-T, 0.13%, 08/15/33 Guaranteed by Federal National Mortgage Association	3,800,000

9,410,000	Dormitory Authority of the State of New York (Royal Charter Properties-East, Inc.) RB – Series 2006B, 0.07%, 11/15/36 Guaranteed by Federal National Mortgage Association	9,410,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio

Schedule of Investments March 31, 2015 (Continued)

Face Amount	Security Description	Value (Note 1)

VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$495,000	Housing Authority of the County of Sacramento Multifamily Housing RB (Deer Park Apartments) 2002 Issue A-T, 0.13%, 07/15/35 Guaranteed by Federal National Mortgage Association	$495,000

7,100,000	New York City HDC (Multi-Family Rental Housing RB 90 West Street) 2006 Series B, 0.07%, 03/15/36 Guaranteed by Federal National Mortgage Association	7,100,000

13,725,000	New York City HDC Multi-Family Mortgage RB (201 Pearl Street Development) 2006 Series B, 0.07%, 10/15/41 Guaranteed by Federal National Mortgage Association	13,725,000

2,220,000	New York City HDC Multi-Family Rental Housing RB (2 Gold Street) 2006 Series B, 0.07%, 04/15/36 Guaranteed by Federal National Mortgage Association	2,220,000

2,970,000	New York City HDC Multi-Family Rental Housing RB (The Nicole) 2005 Series B, 0.08%, 11/15/35 Guaranteed by Federal National Mortgage Association	2,970,000

6,800,000	New York City HDC Multi-Family Rental Housing RB (Related – Westport Development), 2004 Series B, 0.08%, 06/15/34 Guaranteed by Federal National Mortgage Association	6,800,000

26,050,000	Redevelopment Agency of the City and County of San Francisco Multifamily Housing RB (Related – Third and Mission) 1999 Series D, 0.07%, 06/15/34 Guaranteed by Federal National Mortgage Association	26,050,000

Face Amount	Security Description	Value (Note 1)

VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$3,925,000	Redevelopment Authority of the County of Montgomery, PA Multifamily Housing RB (Kingswood Apartment Project) 2001 A-T1, 0.14%, 08/15/31 Guaranteed by Federal National Mortgage Association	$3,925,000

3,510,000	Washington State Housing Finance Commission Multifamily Housing RB (Ballard Landmark Inn Project), Series 2006B, 0.13%, 12/15/41 Guaranteed by Federal Home Loan Bank	3,510,000

82,105,000	Total Variable Rate Demand Instruments	82,105,000

	Total Investments (112.63%) (Cost $1,098,069,055†)	1,098,069,055
	Liabilities in excess of cash and other assets (-12.63%)	(123,172,165)

	Net Assets (100.00%)	$974,896,890

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation or depreciation.

FOOTNOTES:

1)	Securities payable on demand at par including accrued interest (usually with seven days notice). The interest rate is determined based upon 91-day Treasury Bill Yield established in the most recent 91-day Treasury Bill auction plus (or, if applicable, minus) the Weekly-Rate Placement Spread, as determined form time to time sufficient by the OPIC Placement Agent.

2)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

GNMA	= Government National Mortgage Association
HDC	= Housing Development Corporation
RB	= Revenue Bond
USTR	= U.S. Treasury Note

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio

Schedule of Investments March 31, 2015 (Continued)

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$327,979,189	29.87%
31 through 60 Days	224,243,458	20.42
61 through 90 Days	387,488,266	35.29
91 through 120 Days	158,358,142	14.42
121 through 180 Days	-0-	-0-
181 through 397 Days	-0-	-0-
Total	$1,098,069,055	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio

Schedule of Investments March 31, 2015

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT COMMERCIAL PAPER (4.45%)

$14,818,000	Maryland Health and Higher Educational Facilities Authority, MD Revenue Note (John Hopkins Health Systems) – Series B, 0.06%, 04/02/15	$14,818,000

14,818,000	Total Tax Exempt Commercial Paper	14,818,000

TAX EXEMPT OBLIGATION NOTES AND BONDS (0.34%)

$1,121,267	Evans-Brant, NY Central School District, 0.05%, 04/16/15	$1,121,496

1,121,267	Total Tax Exempt Obligation Notes and Bonds	1,121,496

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (1) (12.14%)

$19,000,000	Metropolitan Transportation Authority RB – Series 2005D, Subseries 2005 D-2, 0.02%, 11/01/35 LOC Landesbank Hessen -Thuringen Girozentrale	$19,000,000

21,450,000	The City of New York GO Bonds, Fiscal 2012 Series G, Subseries G-7, 0.02%, 04/01/42 LOC Bank of Tokyo-Mitsubishi UFJ Ltd.	21,450,000

40,450,000	Total Tax Exempt Variable Rate Demand Instruments	40,450,000

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (81.11%)

$80,000,000	Federal Home Loan Bank, 0.04%, 04/06/15	$79,999,555

49,700,000	Federal Home Loan Bank, 0.03%, 04/08/15	49,699,710

55,000,000	Federal Home Loan Bank, 0.07%, 06/12/15	54,991,750

Face Amount	Security Description	Value (Note 1)

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (CONTINUED)

$25,000,000	Federal Home Loan Bank, 0.07%, 06/19/15	$24,996,160

10,565,000	Federal Home Loan Mortgage Corporation, 0.04%, 04/09/15	10,564,906

50,000,000	Federal National Mortgage Association, 0.09%, 07/02/15	49,988,500

270,265,000	Total U.S. Government Agency Discount Notes	270,240,581

	Total Investments (98.04%) (cost $326,630,077†)	326,630,077
	Cash and other assets, net of liabilities (1.96%)	6,530,768

	Net Assets (100.00%)	$333,160,845

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation or depreciation.

FOOTNOTES:

1)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

GO	= General Obligation
LOC	= Letter of Credit
RB	= Revenue Bond

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$196,653,668	60.21%
31 through 60 Days	-0-	-0-
61 through 90 Days	79,987,909	24.49
91 through 120 Days	49,988,500	15.30
121 through 180 Days	-0-	-0-
181 through 397 Days	-0-	-0-
Total	$326,630,077	100.00%

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities March 31, 2015

	Daily Income Fund Money Market Portfolio	Daily Income Fund U.S. Treasury Portfolio	Daily Income Fund U.S. Government Portfolio	Daily Income Fund Municipal Portfolio
Assets
Investments in securities, at amortized cost (Note 1)	$3,120,089,195	$2,024,950,556	$998,069,055	$326,630,077
Repurchase agreements	—	393,000,000	100,000,000	—
Cash	360,903	592,694	—	6,235,405
Securities sold receivable	47,440,000	—	—	300,000
Accrued interest receivable	356,468	1,073	8,219	13,317
Prepaid expenses	92,087	55,913	29,851	29,736

Total assets	3,168,338,653	2,418,600,236	1,098,107,125	333,208,535

Liabilities
Due to custodian	—	—	123,066,113	—
Payable to affiliates (Note 2)	464,115	—	37,037	—
Accrued expenses	403,654	127,347	100,975	46,752
Dividends payable	13,894	5,219	6,110	938

Total liabilities	881,663	132,566	123,210,235	47,690

Net assets	$3,167,456,990	$2,418,467,670	$974,896,890	$333,160,845

Source of Net Assets
Net capital paid in on share of capital stock (Note 5)	$3,167,237,338	$2,418,462,060	$974,886,720	$333,158,748
Accumulated undistributed net investment income	6,964	6,857	4,987	1,007
Accumulated net realized gain (loss)	212,688	(1,247)	5,183	1,090

Net assets	$3,167,456,990	$2,418,467,670	$974,896,890	$333,160,845

NET ASSET VALUE, PER SHARE (NOTE 5):

	Daily Income Fund Money Market Portfolio			Daily Income Fund U.S. Treasury Portfolio
Class Name	Net Assets	Shares Outstanding	Net Asset Value	Net Assets	Shares Outstanding	Net Asset Value
Institutional Shares	$170,271,035	170,255,640	$1.00	$1,293,719,875	1,293,756,400	$1.00
Institutional Service Shares	$74,432,127	74,425,398	$1.00	$147,320,710	147,324,869	$1.00
Investor Shares	$138,507,041	138,494,518	$1.00	$282,355,174	282,363,145	$1.00
Investor Service Shares	$267,222,265	267,198,104	$1.00	$70,720,116	70,722,113	$1.00
Retail Shares	$942,826,245	942,741,000	$1.00	$199,457,145	199,462,776	$1.00
Advantage Shares	$295,053,040	295,026,363	$1.00	—	—	—
Xpress Shares	$233,210,145	233,189,059	$1.00	—	—	—
Fiduciary Shares	$800,655,698	800,583,307	$1.00	$258,349,548	258,356,842	$1.00
Investor Select Shares	$245,279,394	245,257,217	$1.00	$166,545,102	166,549,804	$1.00

Total	$3,167,456,990	3,167,170,606		$2,418,467,670	2,418,535,949

	Daily Income Fund U.S. Government Portfolio			Daily Income Fund Municipal Portfolio
Class Name	Net Assets	Shares Outstanding	Net Asset Value	Net Assets	Shares Outstanding	Net Asset Value
Institutional Shares	$24,316,045	24,317,371	$1.00	$8,341,009	8,346,441	$1.00
Institutional Service Shares	$99,609,203	99,614,635	$1.00	$766,913	767,413	$1.00
Investor Service Shares	—	—	—	$47,729,694	47,760,782	$1.00
Retail Shares	$188,942,056	188,952,360	$1.00	$248,794,856	248,956,903	$1.00
Advantage Shares	$180,677,661	180,687,515	$1.00	$27,528,373	27,546,303	$1.00
Fiduciary Shares	$429,048,416	429,071,815	$1.00	—	—	—
Investor Select Shares	$52,303,509	52,306,361	$1.00	—	—	—

Total	$974,896,890	974,950,057		$333,160,845	333,377,842

The accompanying notes are an integral part of these financial statements.

Statements of Operations Year Ended March 31, 2015

	Daily Income Fund Money Market Portfolio		Daily Income Fund U.S. Treasury Portfolio		Daily Income Fund U.S. Government Portfolio		Daily Income Fund Municipal Portfolio
Investment Income
INCOME:
Interest	$13,210,280		$1,086,028		$1,523,756		$602,513

EXPENSES: (NOTE 2)
Investment management fee	7,380,856		2,664,296		2,209,086		719,036
Administration fee	3,075,357		1,110,123		920,453		299,598
Shareholder servicing fee (Institutional Service Shares)	255,195		419,493		269,771		6,409
Shareholder servicing fee (Investor Shares)	358,694		539,483		—		—
Shareholder servicing fee (Investor Service Shares)	653,620		290,842		—		110,137
Shareholder servicing fee (Retail Shares)	4,645,579		300,299		626,965		648,337
Shareholder servicing fee (Advantage Shares)	4,093,659		—		2,312,116		730,385
Shareholder servicing fee (Xpress Shares)	573,531		—		—		—
Shareholder servicing fee (Fiduciary Shares)	2,296,256		627,476		1,228,368		—
Shareholder servicing fee (Investor Select Shares)	684,135		353,358		116,841		—
Distribution fee (Investor Shares)	286,955		431,586		—		—
Distribution fee (Investor Service Shares)	1,176,517		523,515		—		198,248
Distribution fee (Retail Shares)	12,078,506		780,778		1,630,110		1,685,675
Distribution fee (Advantage Shares)	12,280,977		—		6,936,347		2,191,156
Distribution fee (Xpress Shares)	1,720,594		—		—		—
Distribution fee (Fiduciary Shares)	918,502		250,990		491,347		—
Distribution fee (Investor Select Shares)	957,789		494,701		163,577		—
Custodian	221,455		107,999		75,589		24,383
Shareholder servicing and related shareholder	2,489,874	(a)	772,600	(b)	538,786	(c)	215,227	(d)
Legal, compliance and filing fees	389,697		236,108		139,559		104,834
Audit and accounting	528,333		303,062		229,937		134,884
Trustees’ fees and expenses	409,540		132,203		120,551		38,699
Others	113,706		48,828		42,546		16,433

Total expenses	57,589,327		10,387,740		18,051,949		7,123,441
Less: Fees waived (Note 2)	(45,200,281)		(9,412,740)		(16,712,299)		(6,580,877)

Net expenses	12,389,046		975,000		1,339,650		542,564

Net investment income	821,234		111,028		184,106		59,949

Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	212,688		222		5,183		1,090

Increase in net assets from operations	$1,033,922		$111,250		$189,289		$61,039

(a)	Includes class specific transfer agency expenses of $148,805, $18,164, $71,940, $132,491, $926,460, $461,052 and $137,601 for the Institutional, Institutional Service, Investor, Investor Service, Retail, Fiduciary and Investor Select Shares, respectively.
(b)	Includes class specific transfer agency expenses of $241,998, $34,231, $108,731, $60,134, $60,060, $125,495 and $70,672 for the Institutional, Institutional Service, Investor, Investor Service, Retail, Fiduciary and Investor Select Shares, respectively.
(c)	Includes class specific transfer agency expenses of $4,567, $22,315, $128,098, $245,673 and $23,368 for the Institutional, Institutional Service, Retail, Fiduciary and Investor Select Shares, respectively.
(d)	Includes class specific transfer agency expenses of $230, $513, $23,243 and $130,596 for the Institutional, Institutional Service, Investor Service and Retail Shares, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Daily Income Fund Money Market Portfolio		Daily Income Fund U.S. Treasury Portfolio
	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2015	Year Ended March 31, 2014

Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$821,234	$1,148,568	$111,028	$65,895
Net realized gain (loss) on investments	212,688	404,623	222	17,174

Increase in net assets from operations	1,033,922	1,553,191	111,250	83,069

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Institutional Shares	(114,967)	(265,483)	(60,396)	(29,081)
Institutional Service Shares	(10,209)	(7,282)	(8,392)	(6,968)
Investor Shares	(14,349)	(14,418)	(10,792)	(7,639)
Investor Service Shares	(26,145)	(27,114)	(5,819)	(4,757)
Retail Shares	(185,812)	(165,973)	(6,008)	(2,513)
Advantage Shares	(326,411)	(374,222)	—	—
Xpress Shares	(22,941)	(26,437)	—	—
Fiduciary Shares	(92,780)	(205,359)	(12,552)	(9,909)
Investor Select Shares	(27,620)	(62,280)	(7,069)	(5,028)

Total dividends to shareholders	(821,234)	(1,148,568)	(111,028)	(65,895)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Institutional Shares	(35,495)	—	(16,224)	—
Institutional Service Shares	(2,522)	—	(2,403)	—
Investor Shares	(6,320)	—	(3,178)	—
Investor Service Shares	(10,917)	—	(1,756)	—
Retail Shares	(83,309)	—	(1,245)	—
Advantage Shares	(73,428)	—	—	—
Xpress Shares	(10,057)	—	—	—
Fiduciary Shares	(40,000)	—	(4,437)	—
Investor Select Shares	(13,030)	—	(1,801)	—

Total dividends to shareholders	(275,078)	—	(31,044)	—

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	(226,704,410)	115,752,784	92,948,611	624,637,577
Institutional Service Shares	20,360,994	(10,417,470)	(199,626,604)	183,421,876
Investor Shares	(9,792,217)	1,566,246	57,710,077	15,733,794
Investor Service Shares	(699,912)	(3,050,355)	(54,981,523)	(27,095,960)
Retail Shares	(1,055,343,794)	1,095,763,245	94,943,660	16,962,824
Advantage Shares	(1,613,226,099)	111,237,630	—	—
Xpress Shares	(9,397,413)	(40,240,117)	—	—
Fiduciary Shares	(180,680,989)	981,267,424	1,219,107	257,128,868
Investor Select Shares	(71,137,545)	316,395,771	29,358,182	137,186,891

Total capital share transactions	(3,146,621,385)	2,568,275,158	21,571,510	1,207,975,870

Total increase/(decrease)	(3,146,683,775)	2,568,679,781	21,540,688	1,207,993,044

NET ASSETS:
Beginning of year	6,314,140,765	3,745,460,984	2,396,926,982	1,188,933,938

End of year	$3,167,456,990	$6,314,140,765	$2,418,467,670	$2,396,926,982

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$6,964	$—	$6,857	$6,676

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

	Daily Income Fund U.S. Government Portfolio		Daily Income Fund Municipal Portfolio
	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2015	Year Ended March 31, 2014

Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$184,106	$198,950	$59,949	$62,510
Net realized gain (loss) on investments	5,183	22,607	1,090	648

Increase in net assets from operations	189,289	221,557	61,039	63,158

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Institutional Shares	(1,929)	(2,340)	(110)	(101)
Institutional Service Shares	(10,793)	(12,725)	(258)	(313)
Investor Service Shares	—	—	(4,407)	(5,111)
Retail Shares	(25,081)	(34,241)	(25,945)	(24,969)
Advantage Shares	(92,490)	(104,067)	(29,229)	(32,016)
Fiduciary Shares	(49,138)	(41,508)	—	—
Investor Select Shares	(4,675)	(4,069)	—	—

Total dividends to shareholders	(184,106)	(198,950)	(59,949)	(62,510)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Institutional Shares	(44)	—	—	—
Institutional Service Shares	(238)	—	—	—
Investor Service Shares	—	—	—	—
Retail Shares	(505)	—	—	—
Advantage Shares	(2,099)	—	—	—
Fiduciary Shares	(1,049)	—	—	—
Investor Select Shares	(94)	—	—	—

Total dividends to shareholders	(4,029)	—	—	—

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	5,257,292	(3,604,273)	7,700,110	(4,624,348)
Institutional Service Shares	(17,849,786)	(9,962,151)	(1,967,021)	(342,589)
Investor Service Shares	—	—	(2,863,151)	(1,264,872)
Retail Shares	(72,081,764)	(58,679,846)	18,178,711	(4,035,304)
Advantage Shares	(838,038,405)	(31,744,554)	(300,915,029)	17,169,383
Fiduciary Shares	(79,868,190)	508,934,827	—	—
Investor Select Shares	11,805,758	40,500,191	—	—

Total capital share transactions	(990,775,095)	445,444,194	(279,866,380)	6,902,270

Total increase/(decrease)	(990,773,941)	445,466,801	(279,865,290)	6,902,918

NET ASSETS:
Beginning of year	1,965,670,831	1,520,204,030	613,026,135	606,123,217

End of year	$974,896,890	$1,965,670,831	$333,160,845	$613,026,135

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$4,987	$4,987	$1,007	$—

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Daily Income Fund Money Market Portfolio

	Institutional Shares
	Years Ended March 31,
	2015	2014	2013	2012	2011
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.001	0.001	0.001
Net realized and unrealized gain (loss) on investments*	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000	0.000	0.001	0.001	0.001

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.001)	(0.001)	(0.001)
Net realized gain on investments*	(0.000)	—	—	—	—

Total distributions	(0.000)	(0.000)	(0.001)	(0.001)	(0.001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.02%	0.04%	0.10%	0.08%	0.11%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$170,271	$396,982	$281,203	$307,495	$227,901
Ratio to average net assets:**
Net investment income	0.02%	0.04%	0.10%	0.07%	0.11%
Expenses (net of fees waived)	0.20%	0.20%	0.20%	0.22%	0.25%
Management and administration fees waived	0.01%	0.02%	0.02%	0.01%	0.00%
Shareholder servicing and distribution fees waived	—	—	—	—	—
Transfer agency fees waived	0.02%	0.02%	0.02%	0.01%	0.00%

	Investor Service Shares[1]
	Years Ended March 31,
	2015	2014	2013	2012	2011
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.000	0.000
Net realized and unrealized gain (loss) on investments*	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000	0.000	0.000	0.000	0.000

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Net realized gain on investments*	(0.000)	—	—	—	—

Total distributions	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.01%	0.00%	0.00%	0.02%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$267,222	$267,913	$270,944	$220,100	$351,736
Ratio to average net assets:**
Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%
Expenses (net of fees waived)	0.20%	0.23%	0.29%	0.28%	0.36%
Management and administration fees waived	0.01%	0.02%	0.02%	0.01%	0.00%
Shareholder servicing and distribution fees waived	0.70%	0.70%	0.66%	0.67%	0.62%
Transfer agency fees waived	0.05%	0.02%	0.00%	0.01%	0.00%

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
1.	Prior to July 29, 2011, Investor Service Class Shares were known as Short Term Income Class Shares

The accompanying notes are an integral part of these financial statements.

Institutional Service Shares					Investor Shares
Years Ended March 31,					Years Ended March 31,
2015	2014	2013	2012	2011	2015	2014	2013	2012	2011

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000
0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000

0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000

(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
(0.000)	—	—	—	—	(0.000)	—	—	—	—

(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	0.01%	0.01%	0.00%	0.00%	0.01%	0.01%	0.01%	0.00%	0.00%

$74,432	$54,067	$64,481	$83,525	$158,401	$138,507	$148,295	$146,718	$166,845	$191,794

0.01%	0.01%	0.01%	0.00%	0.00%	0.01%	0.01%	0.01%	0.00%	0.00%
0.20%	0.23%	0.29%	0.28%	0.36%	0.20%	0.23%	0.29%	0.28%	0.36%
0.01%	0.02%	0.02%	0.01%	0.00%	0.01%	0.02%	0.02%	0.01%	0.00%
0.25%	0.24%	0.18%	0.21%	0.15%	0.45%	0.45%	0.41%	0.42%	0.37%
0.02%	—	0.00%	0.00%	—	0.04%	0.02%	0.00%	0.01%	0.00%

Retail Shares
Years Ended March 31,
2015	2014	2013	2012	2011

$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.000	0.000	0.000
0.000	0.000	0.000	0.000	0.000

0.000	0.000	0.000	0.000	0.000

(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
(0.000)	—	—	—	—

(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	0.01%	0.01%	0.00%	0.00%

$942,826	$1,998,195	$902,309	$822,368	$914,654

0.01%	0.01%	0.01%	0.00%	0.00%
0.20%	0.23%	0.29%	0.28%	0.36%
0.01%	0.02%	0.02%	0.01%	0.00%
0.90%	0.90%	0.86%	0.87%	0.83%
0.04%	0.02%	0.00%	0.01%	0.00%

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

Daily Income Fund Money Market Portfolio (Continued)

	Advantage Shares
	Years Ended March 31,

	2015	2014	2013	2012	2011
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.000	0.001
Net realized and unrealized gain (loss) on investments*	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000	0.000	0.000	0.000	0.001

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.000)	(0.000)	(0.001)
Net realized gain on investments*	(0.000)	—	—	—	—

Total distributions	(0.000)	(0.000)	(0.000)	(0.000)	(0.001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.02%	0.02%	0.02%	0.03%	0.05%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$295,053	$1,908,358	$1,796,984	$1,548,680	$1,549,602
Ratio to average net assets:**
Net investment income	0.02%	0.02%	0.02%	0.03%	0.05%
Expenses (net of fees waived)	0.20%	0.22%	0.28%	0.26%	0.31%
Management and administration fees waived	0.01%	0.02%	0.02%	0.01%	0.00%
Shareholder servicing and distribution fees waived	1.00%	0.98%	0.92%	0.95%	0.93%
Transfer agency fees waived	—	—	—	—	—

Daily Income Fund U.S. Treasury Portfolio

	Institutional Shares
	Years Ended March 31,
	2015	2014	2013	2012	2011
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.000	0.000
Net realized and unrealized gain (loss) on investments*	0.000	0.000	0.000	(0.000)	0.000

Total from investment operations	0.000	0.000	0.000	0.000	0.000

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Net realized gain on investments*	(0.000)	—	—	—	(0.000)

Total distributions	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.00%	0.01%	0.00%	0.00%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$1,293,720	$1,200,789	$576,142	$690,702	$473,133
Ratio to average net assets:**
Net investment income	0.01%	0.00%	0.01%	0.00%	0.00%
Expenses (net of fees waived)	0.04%	0.06%	0.16%	0.11%	0.22%
Management and administration fees waived	0.17%	0.15%	0.06%	0.11%	0.03%
Shareholder servicing and distribution fees waived	—	—	—	—	—
Transfer agency fees waived	0.02%	0.02%	0.02%	0.02%	0.02%

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
(a)	Unannualized
(b)	Annualized
(c)	Of the waived amounts shown, 0.10% represented involuntary, or contractual, waivers.

The accompanying notes are an integral part of these financial statements.

Xpress Shares					Fiduciary Shares			Investor Select Shares
Years Ended March 31,
2015	2014	2013	2012	2011	Year Ended March 31, 2015	From July 22, 2013 (commencement of operation) to March 31, 2014		Year Ended March 31, 2015	From June 25, 2013 (commencement of operation) to March 31, 2014

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

0.000	0.000	0.000	0.000	0.000	0.000	0.000		0.000	0.000
0.000	0.000	0.000	0.000	0.000	0.000	0.000		0.000	0.000

0.000	0.000	0.000	0.000	0.000	0.000	0.000		0.000	0.000

(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)		(0.000)	(0.000)
(0.000)	—	—	—	—	(0.000)	—		(0.000)	—

(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)		(0.000)	(0.000)

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

0.01%	0.01%	0.01%	0.01%	0.02%	0.01%	0.02%	(a)	0.01%	0.02%	(a)

$233,210	$242,600	$282,822	$283,468	$276,727	$800,656	$981,319		$245,280	$316,412

0.01%	0.01%	0.01%	0.01%	0.02%	0.01%	0.03%	(b)	0.01%	0.03%	(b)
0.20%	0.23%	0.29%	0.28%	0.34%	0.20%	0.21%	(b)	0.20%	0.21%	(b)
0.01%	0.02%	0.02%	0.01%	0.00%	0.01%	0.02%	(b)	0.01%	0.02%	(b)
0.99%	0.97%	0.91%	0.93%	0.90%	0.35% (c)	0.35%	(b)	0.60% (c)	0.60%	(b)
—	—	—	—	—	0.04%	0.04%	(b)	0.04%	0.04%	(b)

Institutional Service Shares					Investor Shares
Years Ended March 31,					Years Ended March 31,
2015	2014	2013	2012	2011	2015	2014	2013	2012	2011

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000
0.000	0.000	0.000	(0.000)	0.000	0.000	0.000	0.000	(0.000)	0.000

0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000

(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
(0.000)	—	—	—	(0.000)	(0.000)	—	—	—	(0.000)

(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	0.00%	0.01%	0.00%	0.00%	0.01%	0.00%	0.01%	0.00%	0.00%

$147,321	$346,946	$163,522	$241,833	$223,950	$282,355	$224,650	$208,916	$206,573	$179,546

0.01%	0.00%	0.01%	0.00%	0.00%	0.01%	0.00%	0.01%	0.00%	0.00%
0.04%	0.06%	0.16%	0.10%	0.22%	0.04%	0.06%	0.16%	0.11%	0.22%
0.17%	0.15%	0.06%	0.11%	0.03%	0.17%	0.15%	0.06%	0.11%	0.03%
0.25%	0.25%	0.25%	0.25%	0.25%	0.45%	0.45%	0.45%	0.45%	0.45%
0.02%	0.02%	0.02%	0.02%	0.01%	0.05%	0.05%	0.05%	0.05%	0.04%

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

Daily Income Fund U.S. Treasury Portfolio (Continued)

	Investor Service Shares [1]

	Year Ended March 31,
	2015	2014	2013	2012	2011
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.000	0.000
Net realized and unrealized gain (loss) on investments*	0.000	0.000	0.000	(0.000)	0.000

Total from investment operations	0.000	0.000	0.000	0.000	0.000

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Net realized gain on investments*	(0.000)	—	—	—	(0.000)

Total distributions	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.00%	0.01%	0.00%	0.00%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$70,720	$125,702	$152,799	$155,136	$143,733
Ratio to average net assets:**
Net investment income	0.01%	0.00%	0.01%	0.00%	0.00%
Expenses (net of fees waived)	0.04%	0.06%	0.16%	0.11%	0.22%
Management and administration fees waived	0.17%	0.15%	0.06%	0.11%	0.03%
Shareholder servicing and distribution fees waived	0.70%	0.70%	0.70%	0.70%	0.70%
Transfer agency fees waived	0.05%	0.05%	0.05%	0.05%	0.05%

Daily Income Fund U.S. Government Portfolio

	Institutional Shares
	Year Ended March 31,
	2015	2014	2013	2012	2011
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.001	0.000	0.000
Net realized and unrealized gain (loss) on investments*	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000	0.000	0.001	0.000	0.000

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.001)	(0.000)	(0.000)
Net realized gain on investments*	(0.000)	—	—	—	—

Total distributions	(0.000)	(0.000)	(0.001)	(0.000)	(0.000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.01%	0.05%	0.01%	0.04%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$24,316	$19,060	$22,663	$42,357	$32,219
Ratio to average net assets:**
Net investment income	0.01%	0.01%	0.05%	0.01%	0.04%
Expenses (net of fees waived)	0.07%	0.11%	0.20%	0.20%	0.25%
Management and administration fees waived	0.14%	0.10%	0.01%	0.03%	0.00%
Shareholder Servicing and Distribution fees waived	—	—	—	—	—
Transfer agency fees waived	0.02%	0.02%	0.02%	0.02%	—

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
1.	Prior to July 29, 2011, Investor Service Class Shares were known as Short Term Income Class Shares
(a)	Unannualized
(b)	Annualized
(c)	Of the waived amounts shown, 0.11% represented involuntary, or contractual, waivers.

The accompanying notes are an integral part of these financial statements.

Retail Shares					Fiduciary Shares			Investor Select Shares
Year Ended March 31,					Year Ended March 31, 2015	From July 22, 2013 (commencement of operation) to March 31, 2014		Year Ended March 31, 2015	From June 26, 2013 (commencement of operation) to March 31, 2014
2015	2014	2013	2012	2011

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

0.000	0.000	0.000	0.000	0.000	0.000	0.000		0.000	0.000
0.000	0.000	0.000	(0.000)	0.000	0.000	0.000		0.000	0.000

0.000	0.000	0.000	0.000	0.000	0.000	0.000		0.000	0.000

(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)		(0.000)	(0.000)
(0.000)	—	—	—	(0.000)	(0.000)	—		(0.000)	—

(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)		(0.000)	(0.000)

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

0.01%	0.00%	0.01%	0.00%	0.00%	0.01%	0.00%	(a)	0.01%	0.00%	(a)

$199,457	$104,517	$87,555	$29,246	$14,906	$258,350	$257,134		$166,545	$137,189

0.01%	0.00%	0.01%	0.00%	0.00%	0.01%	0.00%	(b)	0.01%	0.00%	(b)
0.04%	0.06%	0.16%	0.11%	0.22%	0.04%	0.05%	(b)	0.04%	0.05%	(b)
0.17%	0.15%	0.06%	0.11%	0.03%	0.17%	0.15%	(b)	0.17%	0.15%	(b)
0.90%	0.90%	0.90%	0.90%	0.90%	0.35% (c)	0.35%	(b)	0.60% (c)	0.60%	(b)
0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	(b)	0.05%	0.05%	(b)

Institutional Service Shares					Retail Shares
Years Ended March 31,					Years Ended March 31,
2015	2014	2013	2012	2011	2015	2014	2013	2012	2011

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000
0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000

0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000

(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
(0.000)	—	—	—	—	(0.000)	—	—	—	—

(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	0.01%	0.01%	0.00%	0.00%	0.01%	0.01%	0.01%	0.00%	0.00%

$99,609	$117,461	$127,421	$62,202	$66,183	$188,942	$261,027	$319,699	$283,942	$219,973

0.01%	0.01%	0.01%	0.00%	0.00%	0.01%	0.01%	0.01%	0.01%	0.00%
0.07%	0.11%	0.23%	0.20%	0.28%	0.07%	0.11%	0.23%	0.20%	0.28%
0.14%	0.10%	0.01%	0.03%	0.00%	0.14%	0.10%	0.01%	0.03%	0.00%
0.25%	0.25%	0.23%	0.25%	0.22%	0.90%	0.90%	0.90%	0.90%	0.89%
0.02%	0.02%	0.01%	0.02%	0.00%	0.05%	0.05%	0.02%	0.04%	0.01%

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

Daily Income Fund U.S. Government Portfolio (Continued)

	Advantage Shares
	Years Ended March 31,
	2015	2014	2013	2012	2011
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.000	0.000
Net realized and unrealized gain (loss) on investments*	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000	0.000	0.000	0.000	0.000

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Net realized gain on investments*	(0.000)	—	—	—	—

Total distributions	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.01%	0.01%	0.01%	0.01%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$180,678	$1,018,698	$1,050,421	$881,868	$882,200
Ratio to average net assets:**
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (net of fees waived)	0.07%	0.11%	0.24%	0.19%	0.27%
Management and administration fees waived	0.14%	0.10%	0.01%	0.03%	0.00%
Shareholder Servicing & Distribution fees waived	1.00%	1.00%	0.96%	1.00%	0.95%
Transfer agency fees waived	—	—	—	—	—

Daily Income Fund Municipal Portfolio

	Institutional Shares
	Years Ended March 31,
	2015	2014	2013	2012	2011
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.000	0.002
Net realized and unrealized gain (loss) on investments*	0.000	0.000	0.000	0.000	(0.000)

Total from investment operations	0.000	0.000	0.000	0.000	0.002

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.000)	(0.000)	(0.002)
Net realized gain on investments*	—	—	—	—	(0.000)

Total distributions	(0.000)	(0.000)	(0.000)	(0.000)	(0.002)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.01%	0.02%	0.03%	0.19%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$8,341	$646	$5,269	$5,209	$5,171
Ratio to average net assets:**
Net investment income	0.01%	0.01%	0.02%	0.03%	0.22%
Expenses (net of fees waived) (b)	0.07%	0.19%	0.22%	0.25%	0.25%
Management and administration fees waived	0.14%	0.09%	0.03%	0.03%	0.05%
Shareholder Servicing and Distribution fees waived	—	—	—	—	—
Transfer Agency Account fees waived	0.02%	0.02%	0.02%	0.01%	—
Expenses paid indirectly	—	—	0.00%	0.00%	0.00%

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized
(d)	Of the waived amounts shown, 0.11% represented involuntary, or contractual, waivers.
1.	Shares were fully liquidated on December 22, 2009 and became active on November 2, 2012.
2.	Prior to July 29, 2011, Investor Service Class Shares were known as Short Term Income Class Shares

The accompanying notes are an integral part of these financial statements.

Fiduciary Shares			Investor Select Shares
Year Ended March 31, 2015	From July 22, 2013 (commencement of operation) to March 31, 2014		Year Ended March 31, 2015	From July 22, 2013 (commencement of operation) to March 31, 2014

$1.00	$1.00		$1.00	$1.00

0.000	0.000		0.000	0.000
0.000	0.000		0.000	0.000

0.000	0.000		0.000	0.000

(0.000)	(0.000)		(0.000)	(0.000)
(0.000)	—		(0.000)	—

(0.000)	(0.000)		(0.000)	(0.000)

$1.00	$1.00		$1.00	$1.00

0.01%	0.01%	(a)	0.01%	0.01%	(a)

$429,048	$508,926		$52,304	$40,499

0.01%	0.01%	(c)	0.01%	0.01%	(c)
0.07%	0.09%	(c)	0.07%	0.09%	(c)
0.14%	0.10%	(c)	0.14%	0.10%	(c)
0.35% (d)	0.35%	(c)	0.60% (d)	0.60%	(c)
0.05%	0.05%	(c)	0.05%	0.05%	(c)

Institutional Service Shares[1]				Investor Service Shares[2]
Year Ended March 31, 2015	Year Ended March 31, 2014	For the period November 2, 2012 through March 31, 2013
				Years Ended March 31,
				2015	2014	2013	2012	2011

$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.000		0.000	0.000	0.000	0.000	0.000
0.000	0.000	0.000		0.000	0.000	0.000	0.000	(0.000)

0.000	0.000	0.000		0.000	0.000	0.000	0.000	0.000

(0.000)	(0.000)	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
—	—	—		—	—	—	—	(0.000)

(0.000)	(0.000)	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	0.01%	0.01%	(a)	0.01%	0.01%	0.02%	0.01%	0.00%

$767	$2,733	$3,076		$47,730	$50,606	$51,870	$53,804	$50,387

0.01%	0.01%	0.01%	(c)	0.01%	0.01%	0.02%	0.01%	0.00%
0.09%	0.14%	0.18%	(c)	0.09%	0.14%	0.23%	0.27%	0.44%
0.14%	0.09%	0.03%	(c)	0.14%	0.09%	0.03%	0.03%	0.05%
0.25%	0.25%	0.25%	(c)	0.70%	0.70%	0.70%	0.03%	—
0.02%	0.02%	0.02%	(c)	0.05%	0.05%	0.05%	0.69%	0.54%
—	—	0.00%	(c)	—	—	0.00%	0.00%	0.00%

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

Daily Income Fund Municipal Portfolio (Continued)

	Retail Shares
	Years Ended March 31,
	2015	2014	2013	2012	2011
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.000	0.000
Net realized and unrealized gain (loss) on investments*	0.000	0.000	0.000	0.000	(0.000)

Total from investment operations	0.000	0.000	0.000	0.000	0.000

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Net realized gain on investments*	—	—	—	—	(0.000)

Total distributions	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.01%	0.02%	0.01%	0.00%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$248,795	$230,696	$234,729	$179,209	$121,734
Ratio to average net assets:**
Net investment income	0.01%	0.01%	0.02%	0.01%	0.00%
Expenses (net of fees waived) (a)	0.09%	0.14%	0.22%	0.27%	0.45%
Management and administration fees waived	0.14%	0.09%	0.03%	0.03%	0.05%
Shareholder Servicing and Distribution fees waived	0.90%	0.90%	0.90%	0.89%	0.74%
Transfer Agency fees waived	0.05%	0.05%	0.05%	0.03%	—
Expenses paid indirectly	—	—	0.00%	0.00%	0.00%

	Advantage Shares
	Years Ended March 31,
	2015	2014	2013	2012	2011
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.000	0.001
Net realized and unrealized gain (loss) on investments*	0.000	0.000	0.000	0.000	(0.000)

Total from investment operations	0.000	0.000	0.000	0.000	0.001

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.000)	(0.000)	(0.001)
Net realized gain on investments*	—	—	—	—	(0.000)

Total distributions	(0.000)	(0.000)	(0.000)	(0.000)	(0.001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.01%	0.02%	0.03%	0.05%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$27,528	$328,345	$311,179	$206,025	$182,277
Net investment income	0.01%	0.01%	0.02%	0.03%	0.05%
Expenses (net of fees waived) (a)	0.09%	0.14%	0.22%	0.25%	0.40%
Management and administration fees waived	0.14%	0.09%	0.03%	0.03%	0.05%
Shareholder Servicing and Distribution fees waived	1.00%	1.00%	1.00%	0.99%	0.83%
Expenses paid indirectly	—	—	0.00%	0.00%	0.00%

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
(a)	Includes expense paid indirectly, if applicable

The accompanying notes are an integral part of these financial statements.

Daily Income Fund

Notes to the Financial Statements

1. Summary of Accounting Policies

Daily Income Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund comprises four managed portfolios of money market instruments: the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio and the Municipal Portfolio (each referred to as a “Portfolio”). The investment objective of the Money Market, U.S. Treasury and U.S. Government Portfolios is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to seek as high a level of tax- exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity. There can be no assurance that the Portfolios will achieve their objectives. The Fund has five core classes of stock authorized: Institutional, Institutional Service, Investor, Investor Service (formerly Short Term Income) and Retail shares. In addition to the core classes, the Money Market Portfolio includes the Advantage, Xpress, Fiduciary and Investor Select shares, the U.S. Government Portfolio includes the Advantage, Fiduciary and Investor Select shares and Municipal Portfolio includes the Advantage shares. Commencement of operations, or the most recent re-activation, for each of the share classes began as follows:

Share classes	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Institutional shares	May 13, 1994	November 18, 1996	October 30, 2006	October 30, 2006
Institutional Service shares	April 3, 1995	November 29, 1995	March 19, 2007	November 1, 2012
Investor shares	November 28, 2006	February 21, 2007	Not Active (“N/A”)	N/A
Investor Service shares	February 12, 2007	November 2, 2006	N/A	February 20, 2007
Retail shares	November 28, 2006	December 12, 2006	December 12, 2006	December 8, 2006
Advantage shares	November 1, 2006	Not offered (“N/O”)	November 2, 2006	November 2, 2006
Xpress shares	June 20, 2007	N/O	N/O	N/O
Fiduciary shares	July 22, 2013	July 22, 2013	July 22, 2013	N/O
Investor Select shares	June 25, 2013	June 26, 2013	July 22, 2013	N/O

On March 12, 2015, the Board of Trustees (the “Board”) of the Fund approved plans to liquidate, dissolve and terminate the legal existence of each Portfolio. In connection with the liquidation of the Portfolios, effective May 1, 2015, each Portfolio ceased sales of portfolio shares to new investors. Each Portfolio will permit current investors to continue purchasing new shares.

Each Portfolio is expected to be closed and liquidated on or about July 27, 2015 (the “Liquidation Date”). The Board has directed Reich & Tang Asset Management, LLC (the “Manager”), to manage the Portfolios conservatively in anticipation of liquidation and with the goal of returning $1.00 per share to each investor in a Portfolio. Accordingly, each Portfolio’s yield and performance may be reduced prior to liquidation. Nevertheless, there can be no assurance that each Portfolio’s value on liquidation will be $1.00 per share.

Effective March 12, 2015, the Manager has agreed to waive fees to the extent required to maintain a minimum yield of 0.01%, 0.005%, 0.01% and 0.01% for the Money Market Portfolio, U.S. Treasury Portfolio, U.S. Government Portfolio and Municipal Portfolio, respectively, until the liquidation. The Manager will pay all of the costs related to the liquidation. NGAM and the Manager will maintain at least a $27.5 million, $2 million, $3 million and $7.5 million investment in the Money Market Portfolio, U.S. Treasury Portfolio, U.S. Government Portfolio and Municipal Portfolio, respectively, until all non-affiliated shareholders have received their liquidation proceeds.

The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

VALUATION OF SECURITIES

Investments are recorded on the basis of amortized cost, which approximates fair value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

REPURCHASE AGREEMENTS

All Portfolios may enter into repurchase agreements. Eligible securities for collateral are securities consistent with the Portfolio’s investment objectives and may consist of U.S. Government Securities and/or U.S. Government Sponsored Agency Securities. In connection with transactions in repurchase agreements, it is the Portfolio’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. Under these arrangements, the Portfolios are permitted to deliver or re-pledge these securities. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolios might incur expenses in enforcing their rights and could experience losses, including a decline in the value of the collateral and loss of income.

Daily Income Fund

Notes to the Financial Statements (Continued)

1. Summary of Accounting Policies (Continued)

FEDERAL INCOME TAXES

It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. As such, the Portfolios will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is required in the financial statements. The Portfolios recognize interest and penalties, if any, as income tax expense in the Statement of Operations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2012-2015, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended March 31, 2015, the Portfolios did not have liabilities for any uncertain tax positions or unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount on tax exempt securities) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

ALLOCATION OF INCOME AND EXPENSES

Each Portfolio may allocate among its classes and to the extent allowable, to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the year ended March 31, 2015, class specific expenses of each Portfolio were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of each Portfolio.

RISKS

Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying Portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

In a low interest rate environment, such as the environment that existed at March 31, 2015, the Manager and Reich & Tang Distributors, Inc. (the “Distributor”) have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

Daily Income Fund

Notes to the Financial Statements (Continued)

1. Summary of Accounting Policies (Continued)

Certain Portfolios may purchase interests in loans extended to a corporate borrower or to the U.S. Government and its agencies or instrumentalities. When purchasing loan participations, a Portfolio assumes the credit risk of the borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, each Portfolio pays an investment management fee to the Manager at the annual rate of 0.12% of the Portfolio’s average daily net assets.

Pursuant to an Administrative Services Contract, each Portfolio pays to the Manager an annual fee of 0.05% of the Portfolio’s average daily net assets.

Pursuant to a Sub-Accounting Agreement, Reich & Tang Services, Inc., (the Transfer Agent “TA”), an affiliate of the Manager, performs or sub-contracts or employs others to perform certain sub-accounting services for the Advantage and Xpress shareholders. For its services under the Sub-Accounting Agreement, the TA receives from the Portfolio a fee up to 0.10% per annum of the average daily net assets of the Advantage shares and Xpress shares.

The Fund and the Distributor, an affiliate of the Manager, have entered into a Shareholder Servicing Agreement and a Distribution Agreement. For its services under the Shareholder Servicing and Distribution Agreements, the Distributor receives from each Portfolio a fee, accrued daily and paid monthly, at an annual rate of each Class’s average daily net assets as follows:

	Shareholder Servicing Fees	Distribution Fees
Institutional Shares	-0-	-0-
Institutional Service Shares	0.25%	-0-
Investor Shares	0.25%	0.20%
Investor Service Shares	0.25%	0.45%
Retail Shares	0.25%	0.65%
Advantage Shares	0.25%	0.75%
Xpress Shares	0.25%	0.75%
Fiduciary Shares	0.25%	0.10%
Investor Select Shares	0.25%	0.35%

As of March 31, 2015, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

Fee Type/Affiliate	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Investment management fees/Manager	$371,292	$-0-	$37,037	$-0-
Administration fees/Manager	92,823	-0-	-0-	-0-
Shareholder servicing fees/Distributor	-0-	-0-	-0-	-0-
Transfer agency fees/TA	-0-	-0-	-0-	-0-

Total	$464,115	$-0-	$37,037	$-0-

For the year ended March 31, 2015, the following fees were waived by the Manager, Distributor and TA:

	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Investment management fees	$-0-	$2,592,672	$1,596,532	$558,507
Administration fees	539,736	1,110,123	920,453	299,598
Shareholder servicing fees – Institutional Service shares	255,195	419,493	269,771	6,409
Shareholder servicing fees – Investor shares	358,694	539,483	N/A	N/A
Shareholder servicing fees – Investor Service shares	653,620	290,842	N/A	110,137
Shareholder servicing fees – Retail shares	4,645,579	300,299	626,965	648,337
Shareholder servicing fees – Advantage shares	4,078,640	N/O	2,312,116	730,385
Shareholder servicing fees – Xpress shares	561,772	N/O	N/O	N/O
Shareholder servicing fees – Fiduciary shares	2,296,256	627,476	1,228,368	N/O
Shareholder servicing fees – Investor Select shares	684,135	353,358	116,841	N/O
Distribution fees – Investor shares	286,955	431,586	N/A	N/A
Distribution fees – Investor Service shares	1,176,517	523,515	N/A	198,248
Distribution fees – Retail shares	12,078,506	780,778	1,630,110	1,685,675
Distribution fees – Advantage shares	12,280,977	N/O	6,936,347	2,191,156
Distribution fees – Xpress shares	1,720,594	N/O	N/O	N/O
Distribution fees – Fiduciary shares	918,502	250,990	491,347	N/O
Distribution fees – Investor Select shares	957,789	494,701	163,577	N/O

Daily Income Fund

Notes to the Financial Statements (Continued)

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Transfer agency fees – Institutional shares	$145,289	$241,573	$3,856	$218
Transfer agency fees – Institutional Service shares	16,974	33,559	21,582	513
Transfer agency fees – Investor shares	64,274	107,897	N/A	N/A
Transfer agency fees – Investor Service shares	117,712	58,168	N/A	22,027
Transfer agency fees – Retail shares	829,835	60,060	125,393	129,667
Transfer agency fees – Fiduciary shares	411,147	125,495	245,673	N/O
Transfer agency fees – Investor Select shares	121,583	70,672	23,368	N/O

Total	$45,200,281	$9,412,740	$16,712,299	$6,580,877

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions. The Manager, Distributer and TA have no right to recoup prior fee waivers.

The Fund’s investment manager and distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Operating expenses as set forth below (“the Expense Cap Arrangement” up to the date of the Fund’s next effective prospectus).

Share classes	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Institutional shares	0.20%	0.20%	0.20%	0.27%
Institutional Service shares	0.47%	0.47%	0.47%	0.52%
Investor shares	0.65%	0.65%	N/A	N/A
Investor Service shares	0.95%	0.95%	N/A	0.95%
Retail shares	1.00%	1.00%	1.00%	1.07%

The Manager and Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses for the Fiduciary Shares at 0.50% of the Class’s average daily net assets for each of the Money Market Portfolio, U.S. Treasury Portfolio and U.S. Government Portfolio. This contractual fee waiver will continue until at least the 2015 annual update to the Fund’s registration statement.

The Manager and Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses for the Investor Select Shares at 0.75% of the Class’s average daily net assets for each of the Money Market Portfolio, U.S. Treasury Portfolio and U.S. Government Portfolio. This contractual fee waiver will continue until at least the 2015 annual update to the Fund’s registration statement.

Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares. In addition, with respect to the Fiduciary and Investor Select classes, the Manager and its affiliates have contractually agreed to waive fees and/or reimburse expenses, until at least the 2015 annual update to the Fund’s registration statement, in order to maintain a minimum yield of 0.03% for the Money Market Portfolio, 0.01% for the U.S. Treasury Portfolio, and 0.02% for the U.S. Government Portfolio so long as their gross yields are greater than 0.23%, 0.12% and 0.22%, respectively. During the year ended March 31, 2015, each Portfolio’s gross yield fell below its respective amount; therefore, this contractual waiver was not in effect.

Trustees of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Trustee receives an annual retainer of $70,000 and a fee of $3,750 for each Board of Trustees meeting attended. Each Independent Trustee also receives a fee up to $1,500 at the discretion of the Lead Trustee for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, Chairman of the Board receives an annual fee of $16,000, payable quarterly and the Lead Independent Trustee receives an additional annual fee of $16,000, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman will each receive an additional annual fee of $10,600, payable quarterly. Each Independent Trustee will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund and the California Daily Tax Free Income Fund, Inc.

Included in the Statement of Operations under the caption “Shareholder servicing and related shareholder expenses” are fees pursuant to the Transfer Agency Agreement between the TA and the Portfolios. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of (i) 0.05% of the monthly average net assets of the Investor, Investor Service, Retail, Fiduciary and Investor Select shares of the Portfolios or (ii) 0.02% of the monthly average net assets of the Institutional Service and Institutional shares of the Portfolios. The Advantage and Xpress shares do not participate in the Transfer Agency Agreement. For the year ended March 31, 2015 these fees after waivers amounted to:

Daily Income Fund

Notes to the Financial Statements (Continued)

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

	Money Market Portfolio		U.S. Treasury Portfolio		U.S. Government Portfolio		Municipal Portfolio
	Amount	%	Amount	%	Amount	%	Amount	%
Institutional shares	$-0-	0.00%	$-0-	0.00%	$-0-	0.00%	$-0-	0.00%
Institutional Service shares	3,442	0.00%	-0-	0.00%	-0-	0.00%	-0-	0.00%
Investor shares	7,465	0.01%	-0-	0.00%	N/A		N/A
Investor Service shares	13,012	0.01%	-0-	0.00%	N/A		-0-	0.00%
Retail shares	99,281	0.01%	-0-	0.00%	-0-	0.00%	-0-	0.00%
Fiduciary shares	48,104	0.01%	-0-	0.00%	-0-	0.00%	N/O
Investor Select shares	15,245	0.01%	-0-	0.00%	-0-	0.00%	N/O

Total	$186,549		$-0-		$-0-		$-0-

Natixis Global Asset Management, LP (“NGAM”), the parent company of the Manager, invests a portion of its excess cash balance in Daily Income Fund – Money Market Portfolio – Institutional shares. For the year ended March 31, 2015, NGAM has invested an average of $402,371,009 and as of March 31, 2015, had an investment of $27,501,026. As of March 31, 2015, NGAM had also invested $2,000,006, $3,000,017, and $7,500,043 in U.S. Treasury Portfolio, U.S. Government Portfolio and Municipal Portfolio, respectively, pursuant to the agreement described in Note 1. Also, on a daily basis, the Manager, Distributor, TA and affiliated investment entities invested their excess cash in Daily Income Fund in amounts that are not material to the entity.

As of March 31, 2015, certain Trustees, Officers and affiliated entities had investments in the Portfolios representing less than 1% of each Portfolio.

3. Securities Transactions with Affiliated Funds

The Portfolios are permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Portfolio. The procedures have been designed to ensure that any purchase or sale of securities of the Portfolio from or to another fund or portfolio that is, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the year ended March 31, 2015, the Portfolios engaged in purchases and sales with affiliates, none of which resulted in any gain or loss, which amounted to:

Transaction Type	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Purchases	$33,750,000	$-0-	$-0-	$60,245,000
Sales	$35,800,000	-0-	-0-	$97,670,000
Gains/(losses)	-0-	-0-	-0-	-0-

4. Compensating Balance Arrangement and Other Transactions

Pursuant to a Compensating Balance Agreement, the Portfolios are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (the “Bank”). The Portfolios may, in the case of the Municipal Portfolio, leave funds or overdraft funds in the account so the Bank or the Portfolio can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise, at the end of pre-determined three month periods, the Portfolio will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

For the Money Market, U.S. Treasury and U.S. Government, the Bank or the Portfolios will be compensated by accumulating the daily overdraft charges and/or earnings credits throughout the month, respectively.

Earnings credit, if any, reduce the Fund’s safekeeping fees, but are separately disclosed as expense paid indirectly and custodian expenses, respectively, in the Statement of Operations.

Daily Income Fund

Notes to the Financial Statements (Continued)

5. Transactions in Shares of Beneficial Interest

At March 31, 2015, an unlimited number of shares of beneficial interest ($0.001 par value) were authorized. Transactions in capital stock, all at $1.00 per share were as follows:

MONEY MARKET PORTFOLIO	Year Ended March 31, 2015	Year Ended March 31, 2014
Institutional Shares
Sold	$6,093,636,443	$5,446,016,294
Issued on reinvestment of dividends	145,588	255,889
Redeemed	(6,320,486,441)	(5,330,519,399)

Net increase (decrease)	$(226,704,410)	$115,752,784

Institutional Service Shares
Sold	$964,361,606	$555,667,502
Issued on reinvestment of dividends	12,528	7,318
Redeemed	(944,013,140)	(566,092,290)

Net increase (decrease)	$20,360,994	$(10,417,470)

Investor Shares
Sold	$585,845,775	$450,154,358
Issued on reinvestment of dividends	20,656	14,314
Redeemed	(595,658,648)	(448,602,426)

Net increase (decrease)	$(9,792,217)	$1,566,246

Investor Service Shares
Sold	$743,020,936	$912,506,302
Issued on reinvestment of dividends	36,177	26,166
Redeemed	(743,757,025)	(915,582,823)

Net increase (decrease)	$(699,912)	$(3,050,355)

Retail Shares
Sold	$3,376,806,208	$4,019,153,123
Issued on reinvestment of dividends	268,511	165,144
Redeemed	(4,432,418,513)	(2,923,555,022)

Net increase (decrease)	$(1,055,343,794)	$1,095,763,245

Advantage Shares
Sold	$2,502,837,172	$3,211,922,538
Issued on reinvestment of dividends	410,312	372,705
Redeemed	(4,116,473,583)	(3,101,057,613)

Net increase (decrease)	$(1,613,226,099)	$111,237,630

Xpress Shares
Sold	$292,545,329	$351,947,393
Issued on reinvestment of dividends	32,998	26,437
Redeemed	(301,975,740)	(392,213,947)

Net increase (decrease)	$(9,397,413)	$(40,240,117)

Fiduciary Shares
Sold	$2,589,216,276	$1,925,165,029
Issued on reinvestment of dividends	2,301	18,809
Redeemed	(2,769,899,566)	(2,147,911,621)
Shares issued in connection with acquisition of HighMark Diversified Money Market Fund (Note 6)	0	1,203,995,207

Net increase (decrease)	$(180,680,989)	$981,267,424

Daily Income Fund

Notes to the Financial Statements (Continued)

5. Transactions in Shares of Beneficial Interest (Continued)

MONEY MARKET PORTFOLIO	Year Ended March 31, 2015	Year Ended March 31, 2014
Investor Select Shares
Sold	$515,124,731	$298,905,540
Issued on reinvestment of dividends	40,265	61,847
Redeemed	(586,302,541)	(363,618,312)
Shares issued in connection with acquisition of HighMark Diversified Money Market Fund (Note 6)	0	381,046,696

Net increase (decrease)	$(71,137,545)	$316,395,771

TREASURY PORTFOLIO	Year Ended March 31, 2015	Year Ended March 31, 2014
Institutional Shares
Sold	$5,599,530,689	$8,071,294,407
Issued on reinvestment of dividends	75,894	26,831
Redeemed	(5,506,657,972)	(7,446,683,661)

Net increase (decrease)	$92,948,611	$624,637,577

Institutional Service Shares
Sold	$1,534,708,657	$2,006,503,583
Issued on reinvestment of dividends	11,147	6,266
Redeemed	(1,734,346,408)	(1,823,087,973)

Net increase (decrease)	$(199,626,604)	$183,421,876

Investor Shares
Sold	$1,527,219,658	$1,127,443,204
Issued on reinvestment of dividends	13,683	7,161
Redeemed	(1,469,523,264)	(1,111,716,571)

Net increase (decrease)	$57,710,077	$15,733,794

Investor Service Shares
Sold	$445,099,796	$393,217,655
Issued on reinvestment of dividends	7,469	4,400
Redeemed	(500,088,788)	(420,318,015)

Net increase (decrease)	$(54,981,523)	$(27,095,960)

Retail Shares
Sold	$638,564,499	$450,718,225
Issued on reinvestment of dividends	6,983	2,370
Redeemed	(543,627,822)	(433,757,771)

Net increase (decrease)	$94,943,660	$16,962,824

Fiduciary Shares
Sold	$1,971,459,030	$1,439,691,570
Issued on reinvestment of dividends	4	99
Redeemed	(1,970,239,927)	(1,498,742,102)
Shares issued in connection with acquisition of HighMark 100% U.S. Treasury Money Market Fund (Note 6)	0	214,307,589
Shares issued in connection with acquisition of HighMark Treasury Plus Money Market Fund (Note 6)	0	101,871,712

Net increase (decrease)	$1,219,107	$257,128,868

Daily Income Fund

Notes to the Financial Statements (Continued)

5. Transactions in Shares of Beneficial Interest (Continued)

TREASURY PORTFOLIO	Year Ended March 31, 2015	Year Ended March 31, 2014
Investor Select Shares
Sold	$655,568,967	$430,249,009
Issued on reinvestment of dividends	8,867	5,026
Redeemed	(626,219,652)	(452,913,952)
Shares issued in connection with acquisition of HighMark 100% U.S. Treasury Money Market Fund (Note 6)	0	154,641,350
Shares issued in connection with acquisition of HighMark Treasury Plus Money Market Fund (Note 6)	0	5,205,458

Net increase (decrease)	$29,358,182	$137,186,891

GOVERNMENT PORTFOLIO	Year Ended March 31, 2015	Year Ended March 31, 2014
Institutional Shares
Sold	$20,507,020	$38,864,868
Issued on reinvestment of dividends	1,972	2,338
Redeemed	(15,251,700)	(42,471,479)

Net increase (decrease)	$5,257,292	$(3,604,273)

Institutional Service Shares
Sold	$71,742,394	$98,408,946
Issued on reinvestment of dividends	11,029	12,725
Redeemed	(89,603,209)	(108,383,822)

Net increase (decrease)	$(17,849,786)	$(9,962,151)

Retail Shares
Sold	$5,961,258,339	$5,099,907,864
Issued on reinvestment of dividends	25,553	34,149
Redeemed	(6,033,365,656)	(5,158,621,859)

Net increase (decrease)	$(72,081,764)	$(58,679,846)

Advantage Shares
Sold	$1,205,332,869	$1,285,546,522
Issued on reinvestment of dividends	96,923	103,878
Redeemed	(2,043,468,197)	(1,317,394,954)

Net increase (decrease)	$(838,038,405)	$(31,744,554)

Fiduciary Shares
Sold	$2,349,208,163	$2,049,432,297
Issued on reinvestment of dividends	2,747	1,984
Redeemed	(2,429,079,100)	(2,242,781,167)
Shares issued in connection with acquisition of HighMark U.S. Government Money Market Fund (Note 6)	0	702,281,713

Net increase (decrease)	$(79,868,190)	$508,934,827

Investor Select Shares
Sold	$189,047,163	$189,240,763
Issued on reinvestment of dividends	4,766	4,061
Redeemed	(177,246,171)	(233,368,859)
Shares issued in connection with acquisition of HighMark U.S. Government Money Market Fund (Note 6)	0	84,624,226

Net increase (decrease)	$11,805,758	$40,500,191

Daily Income Fund

Notes to the Financial Statements (Continued)

5. Transactions in Shares of Beneficial Interest (Continued)

MUNICIPAL PORTFOLIO	Year Ended March 31, 2015	Year Ended March 31, 2014
Institutional Shares
Sold	$7,700,000	$703,996
Issued on reinvestment of dividends	110	120
Redeemed	0	(5,328,464)

Net increase (decrease)	$7,700,110	$(4,624,348)

Institutional Service Shares
Sold	$6,881,485	$9,304,742
Issued on reinvestment of dividends	258	313
Redeemed	(8,848,764)	(9,647,644)

Net increase (decrease)	$(1,967,021)	$(342,589)

Investor Service Shares
Sold	$155,113,915	$210,888,549
Issued on reinvestment of dividends	4,376	5,058
Redeemed	(157,981,442)	(212,158,479)

Net increase (decrease)	$(2,863,151)	$(1,264,872)

Retail Shares
Sold	$1,258,136,049	$1,176,795,422
Issued on reinvestment of dividends	25,183	24,491
Redeemed	$(1,239,982,521)	(1,180,855,217)

Net increase (decrease)	18,178,711	$(4,035,304)

Advantage Shares
Sold	$311,179,285	$405,075,314
Issued on reinvestment of dividends	30,088	31,809
Redeemed	(612,124,402)	(387,937,740)

Net increase (decrease)	$(300,915,029)	$17,169,383

6. Acquisition of Value Line U.S. Government Money Market Fund and HighMark Money Market Funds

On July 19, 2013, Money Market Portfolio acquired all of the net assets of HighMark Diversified Money Market Fund, an open- end investment company, pursuant to a plan of reorganization approved by the Board of Directors of HighMark Diversified Money Market Fund on April 2, 2013. The purpose of the transaction was to combine two funds with substantially similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 1,585,041,903 shares of Money Market Portfolio, valued at $1,585,041,903, for all of the assets and the assumption of the liabilities (net assets of $1,585,085,155) of HighMark Diversified Money Market Fund on July 19, 2013. The investment portfolio of HighMark Diversified Money Market Fund, with an amortized cost of $1,552,364,853, which approximates the fair value at July 19, 2013, was the principal asset acquired by Money Market Portfolio. For financial reporting purposes, assets received and shares issued by Money Market Portfolio were recorded at amortized cost which approximates fair value; and the amortized cost basis of the investments received from HighMark Diversified Money Market Fund, was carried forward to align ongoing reporting of Money Market Portfolio. Immediately prior to the merger, the net assets of Money Market Portfolio were $3,942,861,503.

On July 19, 2013, U.S. Treasury Portfolio acquired all of the net assets of HighMark 100% U.S. Treasury Money Market Fund, an open-end investment company, pursuant to a plan of reorganization approved by the Board of Directors of HighMark 100% U.S. Treasury Money Market Fund on April 2, 2013. The purpose of the transaction was to combine two funds with substantially similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 368,948,939 shares of U.S. Treasury Portfolio, valued at $368,948,939, for all of the assets and the assumption of the liabilities (net assets of $368,793,955) of HighMark 100% U.S. Treasury Money Market Fund on July 19, 2013. The investment portfolio of HighMark 100% U.S. Treasury Money Market Fund, with an amortized cost of $368,823,255, which approximates the fair value at July 19, 2013, was the principal asset acquired by U. S. Treasury Portfolio. For financial reporting purposes, assets received and shares issued by U.S. Treasury Portfolio were recorded at amortized cost which approximates fair value; and the amortized cost basis of the investments received from HighMark 100% U.S. Treasury Money Market Fund, was carried forward to align ongoing reporting of U.S. Treasury Portfolio. Immediately prior to the merger, the net assets of U.S. Treasury Portfolio were $1,358,482,407.

On July 19, 2013, U.S. Treasury Portfolio also acquired all of the net assets of HighMark Treasury Plus Money Market Fund, an open-end investment company, pursuant to a plan of reorganization approved by the Board of Directors of HighMark Treasury Plus Money Market Fund on April 2, 2013. The purpose of the transaction was to combine two funds with substantially similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 107,077,170 shares of U.S. Treasury Portfolio, valued at $107,077,170, for all of the

Daily Income Fund

Notes to the Financial Statements (Continued)

6. Acquisition of Value Line U.S. Government Money Market Fund and HighMark Money Market Funds (Continued)

assets and the assumption of the liabilities (net assets of $107,076,992) of HighMark Treasury Plus Market Fund on July 19, 2013. The investment portfolio of HighMark Treasury Plus Money Market Fund, with an amortized cost of $94,598,557, which approximates the fair value at July 19, 2013, was the principal asset acquired by U. S. Treasury Portfolio. For financial reporting purposes, assets received and shares issued by U.S. Treasury Portfolio were recorded at amortized cost which approximates fair value; and the amortized cost basis of the investments received from HighMark Treasury Plus Money Market Fund, was carried forward to align ongoing reporting of U.S. Treasury Portfolio. Immediately prior to the merger, the net assets of U.S. Treasury Portfolio were $1,358,482,407.

On July 19, 2013, U.S. Government Portfolio acquired all of the net assets of HighMark U.S. Government Money Market Fund, an open-end investment company, pursuant to a plan of reorganization approved by the Board of Directors of HighMark U.S. Government Money Market Fund on April 2, 2013. The purpose of the transaction was to combine two funds with substantially similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 786,905,939 shares of U.S. Government Portfolio, valued at $786,905,939, for all of the assets and the assumption of the liabilities (net assets of $786,891,058) of HighMark U.S. Government Market Fund on July 19, 2013. The investment portfolio of HighMark U.S. Government Money Market Fund, with an amortized cost of $742,452,208, which approximates the fair value at July 19, 2013, was the principal asset acquired by U.S. Government Portfolio. For financial reporting purposes, assets received and shares issued by U.S. Government Portfolio were recorded at amortized cost which approximates fair value; and the amortized cost basis of the investments received from HighMark U.S. Government Money Market Fund, was carried forward to align ongoing reporting of U.S. Government Portfolio. Immediately prior to the merger, the net assets of U.S. Government Portfolio were $1,566,779,480.

7. Tax Information

The tax character of all dividends and distributions paid during the years ended March 31, 2015 and 2014 were as follows:

	Money Market Portfolio		U.S. Treasury Portfolio		U.S. Government Portfolio		Municipal Portfolio
	2015	2014	2015	2014	2015	2014	2015	2014
Ordinary Income	$1,096,312	$1,148,568	$142,072	$65,895	$188,135	$198,950	$59,949	$-0-
Tax-Exempt Income	$-0-	$-0-	$-0-	$-0-	$-0-	$-0-	$-0-	$62,510
Long-term capital gain	$-0-	$-0-	$-0-	$-0-	$-0-	$-0-	$-0-	$-0-

At March 31, 2015, the Fund’s capital loss transactions were as follows:

	Capital Loss Carry Forward Utilized	Capital Loss Carry Forward Remaining	Expiration of Carry Forward
Money Market Portfolio	$-0-	$-0-	N/A
U.S. Treasury Portfolio	-0-	886	3/31/18
U.S. Government Portfolio	-0-	-0-	N/A
Municipal Portfolio	-0-	-0-	N/A

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) may be carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law. At March 31, 2015, the Money Market, U.S. Government and Municipal Portfolios did not have any post-enactment capital loss carryforwards. The U.S. Treasury Portfolio had post-enactment short term capital loss carryforwards of $361.

At March 31, 2015, there were distributable ordinary earnings of $233,547, $12,076, $16,280 and $2,001 for the Money Market, U.S. Treasury, U.S. Government and Municipal Portfolios, respectively. At March 31, 2015, there were distributable capital gains of $1,034 for the Municipal Portfolio.

8. Additional Valuation Information

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	prices are determined using quoted prices in an active market for identical assets.

Level 2 –	prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –

prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.

Daily Income Fund

Notes to the Financial Statements (Continued)

8. Additional Valuation Information (Continued)

Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting year, March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Daily Income Fund – Money Market Portfolio’s investments as of March 31, 2015:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities	$-0-	$3,120,089,195	$-0-

Total	$-0-	$3,120,089,195	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – U.S. Treasury Portfolio’s investments as of March 31, 2015:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Repurchase agreements	$-0-	$393,000,000	$-0-
Debt securities	$-0-	$2,024,950,556	$-0-

Total	$-0-	$2,417,950,556	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – U.S. Government Portfolio’s investments as of March 31, 2015:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Repurchase agreements	$-0-	$100,000,000	$-0-
Debt securities	$-0-	$998,069,055	$-0-

Total	$-0-	$1,098,069,055	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – Municipal Portfolio’s investments as of March 31, 2015:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities	$-0-	$326,630,077	$-0-

Total	$-0-	$326,630,077	$-0-

At March 31, 2015, there were no Level 1 or Level 3 investments. There were also no transfers between levels during the year ended March 31, 2015. Please refer to schedule of investments for specifics of the major categories of the Fund’s investments.

Daily Income Fund

Report of Independent Registered Public Accounting Firm

To The Board of Trustees and Shareholders of

Daily Income Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Daily Income Fund Money Market Portfolio, Daily Income Fund U.S. Treasury Portfolio, Daily Income Fund U.S. Government Portfolio and Daily Income Fund Municipal Portfolio (individual portfolios constituting Daily Income Fund, hereafter referred to as the “Fund”) at March 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As disclosed in Note 1 to the financial statements, on March 12, 2015 the Board of Trustees of the Fund approved plans to liquidate, dissolve and terminate the legal existence of each portfolio of the Fund on or about July 27, 2015.

New York, New York

May 27, 2015

Daily Income Fund

Additional Information (Unaudited)

Additional Information About Portfolio Holdings

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters. The Fund’s Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

Information About Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC’s website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

Qualified Interest Income

For the fiscal year ended March 31, 2015, the Portfolios designate the following percentages of ordinary distributions paid during the fiscal year those are from qualified interest income to foreign shareholders:

Qualified Interest Income
Daily Income Fund – Money Market Portfolio	100%
Daily Income Fund – U.S. Treasury Portfolio	100%
Daily Income Fund – U.S. Government Portfolio	100%

Short Term Capital Gain Distribution

On May 7, 2014, Daily Income Fund – Money Market Portfolio, U.S. Treasury Portfolio and U.S. Government Portfolio, distributed a short-term capital gain distribution of approximately $0.000041740, $0.000014398 and $0.000002093 per share, respectively.

Daily Income Fund

Board Approval of Investment Management Contract (Unaudited)

On March 12, 2015, the Board of Trustees approved the continuance of the Investment Management Contract. Specifically, with regard to the approval of the continuance of the Investment Management Contracts, the Board of Trustees (the “Trustees”) of the Daily Income Fund (the “Fund”) had considered the following factors:

1)	The nature, extent and quality of services provided by the Manager.

The Trustees reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund’s Investment Management Contracts and the quality of those services over the past year. The Trustees noted that the services include managing the investment and reinvestment of the Fund’s assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund’s portfolio and the money market industry and the economy in general; and the payment of compensation of all officers, trustees and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provided various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contracts and considered the nature, extent and quality of services provided under that agreement as well. The Trustees evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the Independent Trustees. The Trustees concluded that the nature and extent of the services provided under the Investment Management Contracts were reasonable and appropriate in relation to the management fees, that the level of services provided by the Manager had not diminished over the past year and that the quality of services are expected to remain the same. The Trustees reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel and that it had made arrangements to keep key personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contracts; (iii) the Manager was responsive to requests of the Trustees; and (iv) the Manager had kept the Trustees apprised of developments relating to the Fund and the industry in general. The Trustees also focused on the Manager’s reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Trustees also noted the high quality of services provided by the Manager under the Administrative Services Contracts.

2)	The performance of the Fund and the Manager.

The Trustees reviewed the investment performance of the Fund’s Money Market Portfolio, U.S. Treasury Portfolio, U.S. Government Portfolio and Municipal Portfolio (each, a “Portfolio” and together, the “Portfolios”), on an absolute basis, as compared to their iMoneyNet – Money Fund Analyzer fund peer group for the one-month and one-year, three-year, five-year and ten-year periods ended December 31, 2014 for the Money Market Portfolio and U.S. Treasury Portfolio and for the one-month and one-year, three-year and five-year periods ended December 31, 2014 for the U.S. Government Portfolio and Municipal Portfolio. The Trustees and their independent counsel reviewed the factors and methodology used by the Manager in the selection of each Portfolio’s peer group. The peer group categories included: funds with an investment policy similar to that of the Money Market Portfolio as characterized by iMoneyNet; funds with an investment policy similar to that of the U.S. Treasury Portfolio as characterized by iMoneyNet; funds with an investment policy similar to that of the U.S. Government Portfolio as characterized by iMoneyNet; and funds with an investment policy similar to that of the Municipal Portfolio as characterized by iMoneyNet. These peer groups are referred to collectively as the “Peer Groups.” The Manager advised the Board that it does not advise or sub-advise other types of accounts, such as institutional and pension accounts, with similar investment policies to the Portfolios. The Trustees used each Portfolio’s performance against their respective Peer Groups to provide objective comparative benchmarks against which they could assess each Portfolio’s performance. In reviewing each Portfolio’s performance, the Trustees noted that overall the net performance of the Portfolios against their Peer Groups was satisfactory. In particular, the Trustees noted that (i) the Money Market Portfolio’s performance (gross of fees) was at below its Peer Group median for the one-month and three-year periods, at its Peer Group median for the one-year and five-year periods, and above its Peer Group median for the ten-year period; (ii) the U.S. Treasury Portfolio’s performance (gross of fees) was below its Peer Group median for the one-month, one-year and ten-year periods and at its Peer Group median for the three-year and five-year periods; (iii) the U.S. Government Portfolio’s performance (gross of fees) was below its Peer Group median for the one-month and one-year periods and above its Peer Group median for the three-year and five-year periods; and (iv) the Municipal Portfolio’s performance (gross of fees) was at its Peer Group median for the one-month period and above the Peer Group median for the one-year, three-year and five-year periods. The Trustees discussed performance with the Manager and the importance of the Manager’s long-standing philosophy of managing the Fund’s Portfolios with a focus on principal protection as opposed to higher yields relative to peers, a philosophy noted as being especially relevant in the current market environment and in light of publicized credit quality issues experienced by money market funds across the industry.

In connection with its assessment of the performance of the Manager, the Trustees considered the Manager’s financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contracts. The Trustees took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund (“Participating Organizations”) in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Trustees concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contracts and to continue to provide the high quality services that it had provided to the Fund to date.

3)	The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Trustees’ consideration of the level of the management fees, the Trustees considered a number of factors. The Trustees compared the level of the management fees for the Portfolios against the advisory fees charged to the funds in their respective Peer Groups and each Portfolio’s combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in their respective Peer Groups (noting that the Peer Groups for expense comparison purposes are the same as the Peer Groups for performance comparison purposes). The Trustees also considered comparative total fund expenses of each of the Portfolios and their respective Peer Groups.

Daily Income Fund

Board Approval of Investment Management Contract (Unaudited) (Continued)

The Trustees used this combined fee information and total expense data as a guide to help assess the reasonableness of each Portfolio’s management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the respective Peer Groups fund agreements is often not apparent. The Trustees also viewed the respective Peer Groups fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Trustees considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements and concluded that they were reasonable. The Trustees noted that the total expense ratio for the Money Market Portfolio and Municipal Portfolio were higher than the peer group average and that the total expense ratios for the U.S. Treasury Portfolio and U.S. Government Portfolio were lower than the peer group average. The Trustees also noted that the Manager did not advise or sub-advise any other types of accounts, such as institutional or pension accounts, with similar investment policies to the Portfolios. The Trustees concluded that each Portfolio’s total expense ratio was reasonable.

The Trustees considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Trustees reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2014. The Trustees also considered the Manager’s commitment to waive its advisory fees and reimburse expenses in order to maintain a specified yield floor. The Trustees considered revenues received by the Manager under the Investment Management Contracts and Administrative Services Contracts. In reviewing the Manager’s profitability reports, the Trustees and the Manager discussed the Manager’s associated costs and the impact of such costs on the Manager’s net profitability. The Trustees concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Trustees’ consideration of economies of scale, the Trustees noted that the Fund’s current fee schedule does not contain breakpoints but that the Manager is currently waiving fees. The Trustees also reviewed the respective Peer Groups data and noted that certain Peer Groups funds were also waiving fees and had no advisory or administrative fee breakpoints.

5)	Other Factors.

In addition to the above factors, the Trustees acknowledged the importance of the affiliated distributor’s distribution networks, including its customer service and administration system with banks and bank customers. The Trustees also acknowledged the importance of the Fund’s transfer agency arrangements with Reich & Tang Services, Inc., an affiliate of the Manager, in the context of the overall compensation paid to the affiliate and the quality of the services provided.

Based on a consideration of all these factors in their totality, the Trustees, including all of the disinterested Trustees, determined that the Fund’s management fees were fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Trustees deemed relevant. The Trustees based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Trustees were also assisted by the advice of independent counsel in making this determination.

Daily Income Fund

Trustees and Officers Information (Unaudited)

Trustees and Officers Information

March 31, 20151

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Disinterested Trustees:
Albert R. Dowden, 1941	Trustee	Since 2006	Corporate Director/Trustee for Boss Group, Ltd., Nature’s Sunshine Products, Inc. and Invesco Funds. Mr. Dowden is also a Director/Trustee of one other fund in the Reich & Tang Fund Complex.	Director/Trustee of five portfolios	Director of Boss Group, Ltd., Director of Nature’s Sunshine Products, Inc., and Director of Invesco Funds.
Carl Frischling, Esq., 1937	Trustee	Since 2006	Partner of Kramer Levin Naftalis & Frankel LLP (a law firm) since 1994. Mr. Frischling is also a Director/Trustee of one other fund in the Reich & Tang Fund Complex.	Director/Trustee of five portfolios	Former Director of Invesco Funds (retired in December 2012).
Edward A. Kuczmarski, 1949	Trustee	Since 2006

Certified Public Accountant and retired

Partner of Crowe Horwath LLP (formerly Hays & Company before merger in 2009) from 1980 to April

2013. Mr. Kuczmarski is also a Director/Trustee of one other fund in the Reich & Tang Fund Complex.

				Director/Trustee of five portfolios	Director of ISI Funds, Director of Brookfield Investment Management Funds, and Trustee of Stralem Funds.
William Lerner, Esq., 1936	Trustee	Since 2006	Self-employed consultant to business entities and entrepreneurs for corporate governance, corporate secretarial services, legal and securities matters. Mr. Lerner is also a Director/Trustee of one other fund in the Reich & Tang Fund Complex.	Director/Trustee of five portfolios	Director and Chairman of the Governance Committee of National Holdings Corporation.
Robert Straniere, Esq., 1941	Trustee	Since 1994	Owner, Straniere Law Firm since 1980, and Administrative Law Judge since 2009. Mr. Straniere is also a Director/Trustee of one other fund in the Reich & Tang Fund Complex.	Director/Trustee of five portfolios	Director of RBB Funds.
Dr. Yung Wong, 1938	Trustee	Since 1994	Managing Director of Abacus Associates, an investment firm, since 1996. Mr. Wong is also a Director/ Trustee of one other fund in the Reich & Tang Fund Complex.	Director/Trustee of five portfolios	Director of KOAH, Inc., Director of the Senior Network, and Director of Intellipower.
Interested/Non-Affiliated Directors:
Steven W. Duff, 1953	Chairman and Trustee[4] Trustee President and Trustee	2014 to Present 1994 to 2013 1994 to 2007

Director/Trustee of one other fund in the Reich & Tang Fund Complex.

Mr. Duff was Executive Vice President of Reich & Tang Asset Management, LLC (“RTAM, LLC”), a registered investment adviser until his retirement in December of 2013. Mr. Duff formerly served as the President, Chief Investment Officer and Manager of RTAM, LLC and served as a Director of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc. He was associated with RTAM, LLC from August 1994.

				Director/Trustee of five portfolios	None

Daily Income Fund

Trustees and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trusteee/Officers:
Michael P. Lydon, 1963	President and Trustee[4] Vice President	Since 2007 2005 to 2007

President, Chief Executive Officer and Member of RTAM, LLC. Mr. Lydon has been associated with RTAM, LLC since January 2005. Mr. Lydon is also President and Director/Trustee of one other fund in the Reich & Tang Fund Complex. Mr. Lydon also serves as Chief Executive Officer and Member of Reich & Tang Deposit Solutions, LLC, Executive Vice President and Director

of Reich & Tang Distributors Inc., President, Chief Executive Officer and Director for Reich & Tang Services, Inc., and President, Chief Executive Officer and Member of Stable Custody Group LLC and Stable Custody

Group II LLC.

				Director/Trustee of five portfolios	None
Christopher Brancazio, 1965	Chief Compliance Officer and AML Officer	Since 2007

Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of RTAM, LLC. Mr. Brancazio has been associated with RTAM LLC since September 2007. Mr. Brancazio is also Chief Compliance Officer and AML Officer of one other fund in the Reich & Tang Fund Complex.

Mr. Brancazio also serves as Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Distributors, Inc., Reich

& Tang Services, Inc., Stable Custody

Group LLC and Stable Custody

Group II LLC.

				N/A	N/A
Esther Cheung, 1980	Vice President, Treasurer and Assistant Secretary Vice President and Assistant Treasurer	Since 2012 2010 to 2012

Vice President of RTAM, LLC.

Ms. Cheung has been associated with

RTAM, LLC since June 2010.

Ms. Cheung is also Treasurer and Assistant Secretary of one other fund in the Reich & Tang Fund Complex. From February 2004 to May 2010, Ms. Cheung was an audit manager at KPMG LLP.

				N/A	N/A
Richard De Sanctis, 1956	Vice President	Since 2005

Executive Vice President and Chief

Operating Officer of RTAM, LLC.

Mr. De Sanctis has been associated with the Manager since 1990. Mr. De Sanctis is Vice President of one other fund in the Reich & Tang Fund Complex. Mr. De Sanctis also serves as Executive Vice President, Chief Operating Officer and Member of

Reich & Tang Deposit Solutions, LLC, Stable Custody Group LLC and Stable Custody Group II LLC, Executive Vice President, Chief Operating Officer and Director of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

				N/A	N/A

Daily Income Fund

Trustees and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustees/Officers (continued):
Chris Economikos, 1963	Vice President	Since 2013

Vice President and Head of Credit of RTAM LLC. Ms. Economikos has been associated with Reich & Tang since April 2013. Ms. Economikos is Vice President of one other fund in the Reich & Tang Fund Complex. From December 2006 to May 2012,

Ms. Economikos was Vice President of Financial Institutions at Bayerische Landesbank.

				N/A	N/A
Chris Gill, 1964	Vice President	Since 2008

Senior Vice President and Assistant Secretary of RTAM LLC. Mr. Gill has been associated with RTAM LLC and its predecessor since February 1994. Mr. Gill is also Vice President of one other fund in the Reich & Tang Fund Complex. Mr. Gill is a Senior Vice

President and Director of Reich & Tang Distributors, Inc., and Reich & Tang Services, Inc., Senior Vice President and Member of Reich & Tang Deposit Solutions, LLC, Senior Vice President

of Stable Custody Group LLC and

Stable Custody Group II LLC.

				N/A	N/A
Joseph Jerkovich, 1968	Vice President Treasurer and Assistant Secretary Vice President	Since 2012 2008 to 2012 2007 to 2008

Senior Vice President and Chief

Financial Officer of RTAM, LLC.

Mr. Jerkovich has been associated with

RTAM, LLC since September 2004. Mr. Jerkovich also serves as Vice President of one other fund in the Reich & Tang Fund Complex.

Mr. Jerkovich also serves as Senior Vice President, Chief Financial Officer and Member of Reich & Tang Deposit Solutions, LLC, Senior Vice President and Chief Financial Officer of Reich & Tang Distributors, Inc., Senior Vice President, Chief Financial Officer and Director of Reich & Tang Services, Inc., Senior Vice President, Chief Financial Officer, Treasurer and

Member of Stable Custody Group LLC. and Stable Custody Group II LLC.

				N/A	N/A
Christine Manna, 1970	Vice President and Secretary	Since 2007	Vice President and Secretary of RTAM, LLC. Ms. Manna is also Secretary of one other fund in the Reich & Tang Fund Complex. Ms. Manna has been associated with RTAM, LLC and its predecessors since June 1995. Ms. Manna is also a Vice President and Assistant Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc., Stable Custody Group LLC and Stable Custody Group II LLC.	N/A	N/A

Daily Income Fund

Trustees and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustees/Officers (continued):
Thomas Nelson, 1965	Vice President	Since 2012	Senior Vice President and Chief Investment Officer of RTAM, LLC. Mr. Nelson has been associated with RTAM, LLC since June 2010 and is also Vice President of one other fund in the Reich & Tang Complex. Mr. Nelson also serves as Senior Vice President of Reich & Tang Deposit Solutions, LLC and Reich & Tang Distributors, Inc. From December 2008 until June 2010, Mr. Nelson served as the Director of Institutional Sales at Institutional Deposits Corporation, and from January 2006 until October 2007, Mr. Nelson served as a Senior Vice President at ICAP Capital Markets.	N/A	N/A
Robert Rickard, 1969	Vice President	Since 2007	Senior Vice President of RTAM, LLC and Reich & Tang Distributors, Inc. Mr. Rickard has been associated with RTAM, LLC since December 1991. Mr. Rickard is also Vice President of one other fund in the Reich & Tang Fund Complex.	N/A	N/A

[1]

The Statement of Additional Information includes additional information about Daily Income Fund (the “Fund”) trustees/officers and is available, without charge, upon request by calling the Fund’s transfer agent at (800) 433-1918.

[2]	The address for each of the above trustees /officers of the Fund is Reich & Tang Asset Management, LLC, 1411 Broadway, New York, NY 10018.
[3]

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund’s Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.

[4]

Michael P. Lydon is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund’s investment adviser. Steven W. Duff is being considered an interested person of the Fund due to his prior affiliation with RTAM, LLC, the Fund’s investment adviser, though he is no longer affiliated.

Protecting Your Privacy at Reich & Tang

This policy applies to Reich & Tang Asset Management, LLC (“RTAM”), its subsidiaries Reich & Tang Distributors, Inc. (“RTD”) and Reich & Tang Services, Inc. (“RTS”), RTS affiliate Reich & Tang Deposit Solutions, LLC (“RTDS”) and RTDS subsidiaries Stable Custody Group LLC, and Stable Custody Group II, LLC (collectively “Reich & Tang”), along with all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

Who is covered by our Privacy Policy

This Privacy Policy applies to all current and former Reich & Tang customers. New customers receive our Privacy Policy when an account is opened and annually thereafter. You will be notified of any major change to the Privacy Policy.

Protecting customer information

Keeping your personal information secure is important to us at Reich & Tang. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information. All personal information provided by our customers is used exclusively to administer our business and related services in a manner consistent with all applicable laws and regulations. It is kept confidential and not sold to third parties for use in marketing or solicitation. We maintain your personal information according to strict confidentiality and security standards.

Types of information we collect from our customers

•	Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number, tax identification number and income).

•	Information about your account, account transactions (e.g., account number, history, use of online products and services) and other transactions with Reich & Tang.

•	Information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•

If you visit our website, we use software to collect anonymous data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to the Disclosure section found on our website at www.reichandtang.com for more information.

Use of information

When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We limit the collection and use of personal information to what is necessary to administer our business. We may disclose personal information as required by law, and where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request.

In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to third-party service providers to effect or process transactions for you or to assist us in servicing your account. We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for Reich & Tang, such as printing statements, checks, etc.

We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Questions

If you have any questions, please call our Client Services Department at 800-433-1918 between the hours of 8:30a.m. and 5:00p.m. Eastern Time, send a letter to Reich & Tang, Attn: Client Services, 1411 Broadway, 28th Floor, New York, NY 10018-3450, or Email: info@rnt.com.

THIS IS NOT PART OF THE SHAREHOLDER REPORT

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

Daily Income Fund

1411 Broadway, 28th Floor

New York, New York 10018

Manager

Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor

Brooklyn, New York 11217

Transfer Agent & Dividend Disbursing Agent

Reich & Tang Services, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

00133178

Item 2:	Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers. Please note that this Code was last updated on March 6, 2012 to reflect a change in the Officers covered by the Code. To date there have been no waivers granted from a provision of the Code of Ethics for a key officer.

Item 3:	Audit Committee Financial Expert

The registrant’s Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is “independent,” as defined in the instructions to this Item.

Item 4:	Principal Accountant Fees and Services

		FYE 03/31/2015	FYE 03/31/2014
4(a)	Audit Fees	$192,210	$185,750
4(b)	Audit Related Fees	$0	$0
4(c)	Tax Fees	$20,240	$19,360
4(d)	All Other Fees	$0	$0

Tax fees for the fiscal years ended March 31, 2015 and March 31, 2014 include fees billed for the preparation and review of tax returns.

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pro-approved the provision of certain enumerated tax services to the registrant by the registrant’s principal accountant of the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not Applicable

4(g) The amount of non-audit fees that were billed by the registrant’s accountant for services rendered to (i) the registrant, and (ii) the registrant’s investment adviser and any control person of the adviser that provides ongoing services to the registrant was $165,750 and 176,860 for the fiscal years ended March 31, 2015 and March 31, 2014, respectively.

4(h) The registrant’s audit committee has considered whether its principal accountant’s provision of non-audit services that were rendered to the registrant’s investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre=approved pursuant to paragraph (c)(7)(ii) of rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants

Not applicable.

Item 6:	Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 11:	Exhibits

(a)(1)	Code of Ethics.

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. §1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

By (Signature and Title)*	/s/ Christine Manna
Christine Manna, Secretary

Date: June 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael P. Lydon
Michael P. Lydon, President

Date: June 3, 2015

By (Signature and Title)*	/s/ Esther Cheung
Esther Cheung, Vice President, Assistant Treasurer

Date: June 3, 2015

*	Print the name and title of each signing officer under his or her signature.